Quarterly Holdings Report
for
Fidelity ZERO® Total Market Index Fund
January 31, 2023
TMX-NPRT1-0423
1.9891458.104
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 0.9%
Anterix, Inc. (a)	5,675	204,697
AST SpaceMobile, Inc. (a)(b)	12,842	69,154
AT&T, Inc.	2,345,096	47,769,606
ATN International, Inc.	3,151	154,021
Bandwidth, Inc. (a)	6,856	170,577
Cogent Communications Group, Inc.	14,126	968,620
Consolidated Communications Holdings, Inc. (a)	21,557	93,773
EchoStar Holding Corp. Class A (a)	11,187	209,309
Frontier Communications Parent, Inc. (a)(b)	73,601	2,179,326
Globalstar, Inc. (a)(b)	221,059	311,693
IDT Corp. Class B (a)	7,292	214,312
Iridium Communications, Inc.	41,290	2,470,794
Liberty Global PLC:
Class A (a)	44,723	970,042
Class C (a)	95,852	2,142,292
Liberty Latin America Ltd.:
Class A (a)	15,780	155,275
Class C (a)	45,576	448,924
Lumen Technologies, Inc. (b)	313,361	1,645,145
Ooma, Inc. (a)	6,474	93,031
Radius Global Infrastructure, Inc. (a)	26,048	350,867
Verizon Communications, Inc.	1,382,154	57,456,142
		118,077,600
Entertainment - 1.4%
Activision Blizzard, Inc.	234,106	17,925,496
AMC Entertainment Holdings, Inc. Class A (a)(b)	170,297	911,089
Cinedigm Corp. (a)(b)	49,290	28,583
Cinemark Holdings, Inc. (a)(b)	36,069	430,664
Electronic Arts, Inc.	86,136	11,083,980
Genius Brands International, Inc. (a)(b)	95,101	69,424
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	5,111	179,549
Class C (a)	10,703	371,180
Liberty Media Corp. Liberty Formula One:
Class A (a)	12,484	794,981
Series C (a)	63,730	4,512,084
Lions Gate Entertainment Corp.:
Class A (a)	27,040	215,509
Class B (a)	34,385	262,014
Live Nation Entertainment, Inc. (a)	46,984	3,781,742
Madison Square Garden Entertainment Corp. (a)(b)	8,912	466,008
Madison Square Garden Sports Corp.	5,983	1,087,949
Marcus Corp. (b)	7,363	111,476
Netflix, Inc. (a)	146,460	51,826,336
Playstudios, Inc. Class A (a)	24,211	111,855
Playtika Holding Corp. (a)	31,781	333,383
Roku, Inc. Class A (a)	40,008	2,300,460
Sciplay Corp. (A Shares) (a)	7,334	124,605
Skillz, Inc. (a)	80,282	64,177
Take-Two Interactive Software, Inc. (a)	52,073	5,896,226
The Walt Disney Co. (a)	600,010	65,095,085
Warner Bros Discovery, Inc. (a)	726,841	10,771,784
Warner Music Group Corp. Class A	38,389	1,399,279
World Wrestling Entertainment, Inc. Class A (b)	14,169	1,198,981
		181,353,899
Interactive Media & Services - 3.8%
Alphabet, Inc.:
Class A (a)	1,959,665	193,693,289
Class C (a)	1,747,396	174,512,439
Angi, Inc. (a)	24,318	70,765
Bumble, Inc. (a)	25,399	654,024
CarGurus, Inc. Class A (a)	30,213	533,259
Cars.com, Inc. (a)	21,357	365,205
Eventbrite, Inc. (a)	30,281	269,198
EverQuote, Inc. Class A (a)	6,308	98,405
fuboTV, Inc. (a)(b)	64,568	165,940
IAC, Inc. (a)	25,829	1,459,339
Match Group, Inc. (a)	91,745	4,965,239
MediaAlpha, Inc. Class A (a)	6,452	90,005
Meta Platforms, Inc. Class A (a)	739,883	110,220,371
Nextdoor Holdings, Inc. (a)(b)	40,427	99,450
Pinterest, Inc. Class A (a)	192,745	5,067,266
QuinStreet, Inc. (a)	18,108	277,596
Shutterstock, Inc.	8,105	610,063
Snap, Inc. Class A (a)	329,758	3,812,002
TripAdvisor, Inc. (a)(b)	34,916	813,543
TrueCar, Inc. (a)	27,331	85,273
Vimeo, Inc. (a)	47,609	216,145
Yelp, Inc. (a)	22,459	707,683
Ziff Davis, Inc. (a)	15,666	1,401,794
Zoominfo Technologies, Inc. (a)	89,537	2,527,630
		502,715,923
Media - 0.9%
Advantage Solutions, Inc. Class A (a)	30,783	79,728
Altice U.S.A., Inc. Class A (a)	70,109	343,534
AMC Networks, Inc. Class A (a)	9,034	167,219
Boston Omaha Corp. (a)(b)	7,072	187,054
Cable One, Inc.	1,566	1,236,952
Cardlytics, Inc. (a)(b)	10,525	78,938
Charter Communications, Inc. Class A (a)	35,323	13,574,982
Clear Channel Outdoor Holdings, Inc. (a)	165,279	315,683
Comcast Corp. Class A	1,419,970	55,875,820
DISH Network Corp. Class A (a)	83,785	1,205,666
E.W. Scripps Co. Class A (a)	20,708	309,585
Entravision Communication Corp. Class A	19,868	129,142
Fox Corp.:
Class A	94,833	3,218,632
Class B	50,244	1,592,735
Gannett Co., Inc. (a)(b)	44,880	101,429
Gray Television, Inc.	27,213	352,680
iHeartMedia, Inc. (a)	33,631	260,640
Interpublic Group of Companies, Inc.	127,439	4,646,426
John Wiley & Sons, Inc. Class A	13,975	640,055
Lee Enterprises, Inc. (a)	1,735	39,471
Liberty Broadband Corp.:
Class A (a)	6,220	557,436
Class C (a)	38,381	3,445,846
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	22,889	929,751
Series C (a)	51,698	2,083,429
Magnite, Inc. (a)	38,120	460,490
National CineMedia, Inc. (b)	17,193	4,446
News Corp.:
Class A	116,521	2,360,715
Class B	48,202	985,249
Nexstar Broadcasting Group, Inc. Class A	12,413	2,541,810
Omnicom Group, Inc.	67,821	5,831,928
Paramount Global:
Class A (b)	6,012	160,220
Class B (b)	162,258	3,757,895
PubMatic, Inc. (a)(b)	13,445	206,112
Scholastic Corp.	9,364	414,263
Sinclair Broadcast Group, Inc. Class A (b)	14,082	290,512
Sirius XM Holdings, Inc. (b)	234,376	1,357,037
Stagwell, Inc. (a)(b)	34,282	240,660
TechTarget, Inc. (a)	8,537	422,838
TEGNA, Inc.	72,978	1,454,452
The New York Times Co. Class A	54,170	1,887,283
The Trade Desk, Inc. (a)	146,704	7,437,893
Thryv Holdings, Inc. (a)	10,550	236,004
WideOpenWest, Inc. (a)	16,462	189,148
		121,611,788
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	21,012	352,371
NII Holdings, Inc. (a)(c)	11,652	3,030
Shenandoah Telecommunications Co.	15,783	308,558
T-Mobile U.S., Inc. (a)	196,460	29,333,443
Telephone & Data Systems, Inc.	32,072	428,803
U.S. Cellular Corp. (a)	4,421	108,138
		30,534,343
TOTAL COMMUNICATION SERVICES		954,293,553
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.3%
Adient PLC (a)	31,311	1,409,621
American Axle & Manufacturing Holdings, Inc. (a)	36,279	321,795
Aptiv PLC (a)	89,430	10,113,639
Autoliv, Inc.	25,594	2,357,719
BorgWarner, Inc.	76,958	3,638,574
Dana, Inc.	42,087	763,458
Dorman Products, Inc. (a)	9,072	880,528
Fox Factory Holding Corp. (a)	14,004	1,653,732
Garrett Motion, Inc. (a)(b)	17,747	141,976
Gentex Corp.	77,309	2,281,389
Gentherm, Inc. (a)	10,665	793,796
Holley, Inc. (a)(b)	16,401	54,287
LCI Industries	8,640	969,581
Lear Corp.	19,400	2,828,132
Luminar Technologies, Inc. (a)(b)	79,028	527,117
Modine Manufacturing Co. (a)	17,038	407,038
Motorcar Parts of America, Inc. (a)(b)	5,514	80,284
Patrick Industries, Inc.	7,205	511,339
QuantumScape Corp. Class A (a)(b)	93,476	795,481
Spruce Power Holding Corp. (Class A) (a)	48,725	72,600
Standard Motor Products, Inc.	5,903	238,835
Stoneridge, Inc. (a)	7,984	196,885
The Goodyear Tire & Rubber Co. (a)	93,695	1,054,069
Visteon Corp. (a)	9,292	1,452,711
XPEL, Inc. (a)	6,346	482,740
		34,027,326
Automobiles - 1.5%
Canoo, Inc. (a)(b)	72,757	87,308
Faraday Future Intelligent Electric, Inc. (a)(b)	84,431	71,766
Fisker, Inc. (a)(b)	53,176	396,161
Ford Motor Co.	1,299,439	17,555,421
General Motors Co.	467,738	18,391,458
Harley-Davidson, Inc.	43,643	2,008,887
Lordstown Motors Corp. Class A (a)(b)	68,544	89,793
Lucid Group, Inc. Class A (a)(b)	193,909	2,266,796
Rivian Automotive, Inc. (a)	180,232	3,496,501
Tesla, Inc. (a)	883,122	152,974,393
Thor Industries, Inc. (b)	17,687	1,686,102
Winnebago Industries, Inc.	10,148	646,225
Workhorse Group, Inc. (a)(b)	46,078	101,832
		199,772,643
Distributors - 0.1%
Funko, Inc. (a)(b)	10,992	133,003
Genuine Parts Co.	46,361	7,780,303
LKQ Corp.	82,967	4,891,734
Pool Corp.	12,822	4,944,291
		17,749,331
Diversified Consumer Services - 0.1%
2U, Inc. (a)	23,794	205,342
ADT, Inc.	71,088	624,864
Adtalem Global Education, Inc. (a)	14,507	553,877
American Public Education, Inc. (a)	5,877	71,170
Bright Horizons Family Solutions, Inc. (a)	19,125	1,468,418
Carriage Services, Inc.	4,464	144,723
Chegg, Inc. (a)	41,885	869,533
Coursera, Inc. (a)	29,757	474,624
Duolingo, Inc. (a)	7,954	759,527
European Wax Center, Inc.	8,772	165,264
Frontdoor, Inc. (a)	27,738	753,919
Graham Holdings Co.	1,233	805,531
Grand Canyon Education, Inc. (a)	10,108	1,178,188
H&R Block, Inc.	50,909	1,984,433
Laureate Education, Inc. Class A	45,304	497,438
Nerdy, Inc. Class A (a)(b)	20,463	58,115
OneSpaWorld Holdings Ltd. (a)	18,255	191,860
Perdoceo Education Corp. (a)	21,591	323,217
Rover Group, Inc. Class A (a)	34,944	142,921
Service Corp. International	50,398	3,737,012
Strategic Education, Inc.	7,405	691,257
Stride, Inc. (a)	13,172	565,474
The Beachbody Co., Inc. (a)(b)	36,374	22,596
Vivint Smart Home, Inc. Class A (a)	14,171	169,769
WW International, Inc. (a)(b)	15,891	78,978
Xwell, Inc. (a)(b)	28,895	12,714
		16,550,764
Hotels, Restaurants & Leisure - 2.3%
Accel Entertainment, Inc. (a)	17,172	158,326
Airbnb, Inc. Class A (a)	131,287	14,587,299
ARAMARK Holdings Corp.	86,051	3,831,851
Bally's Corp. (a)	8,473	168,359
BJ's Restaurants, Inc. (a)	8,081	255,117
Bloomin' Brands, Inc.	28,463	690,228
Bluegreen Vacations Holding Corp. Class A	3,011	97,677
Booking Holdings, Inc. (a)	12,750	31,034,775
Boyd Gaming Corp.	25,950	1,616,945
Brinker International, Inc. (a)	14,549	574,104
Caesars Entertainment, Inc. (a)	70,497	3,670,074
Carnival Corp. (a)(b)	328,490	3,554,262
Century Casinos, Inc. (a)	8,838	77,951
Chipotle Mexican Grill, Inc. (a)	9,117	15,010,046
Choice Hotels International, Inc.	9,212	1,132,063
Churchill Downs, Inc.	10,823	2,685,186
Chuy's Holdings, Inc. (a)	6,350	217,361
Cracker Barrel Old Country Store, Inc.	7,450	831,271
Darden Restaurants, Inc.	40,190	5,946,914
Dave & Buster's Entertainment, Inc. (a)	13,633	590,991
Denny's Corp. (a)	20,084	241,410
Dine Brands Global, Inc.	5,192	401,394
Domino's Pizza, Inc.	11,622	4,102,566
Draftkings Holdings, Inc. (a)(b)	148,889	2,231,846
Dutch Bros, Inc. (a)(b)	9,997	380,986
El Pollo Loco Holdings, Inc.	6,707	82,295
Everi Holdings, Inc. (a)	29,457	511,668
Expedia, Inc. (a)	49,436	5,650,535
First Watch Restaurant Group, Inc. (a)	3,215	52,083
Full House Resorts, Inc. (a)	10,848	95,679
GAN Ltd. (a)	11,539	26,309
Golden Entertainment, Inc. (a)	7,270	287,165
Hilton Grand Vacations, Inc. (a)	26,081	1,235,196
Hilton Worldwide Holdings, Inc.	89,164	12,936,805
Hyatt Hotels Corp. Class A (a)	15,768	1,720,604
Inspired Entertainment, Inc. (a)	8,914	132,819
Jack in the Box, Inc.	6,947	527,833
Krispy Kreme, Inc. (b)	21,419	261,312
Kura Sushi U.S.A., Inc. Class A (a)	1,424	88,487
Las Vegas Sands Corp. (a)	108,308	6,390,172
Life Time Group Holdings, Inc. (a)(b)	19,354	363,662
Light & Wonder, Inc. Class A (a)	30,501	1,990,190
Lindblad Expeditions Holdings (a)	11,546	137,397
Marriott International, Inc. Class A	88,537	15,421,375
Marriott Vacations Worldwide Corp.	12,583	2,013,783
McDonald's Corp.	240,848	64,402,755
Membership Collective Group, Inc. Class A (a)(b)	16,622	88,097
MGM Resorts International	104,601	4,331,527
Monarch Casino & Resort, Inc. (a)	4,629	354,674
Noodles & Co. (a)	11,029	69,372
Norwegian Cruise Line Holdings Ltd. (a)(b)	138,687	2,109,429
Papa John's International, Inc.	10,619	952,418
Penn Entertainment, Inc. (a)	50,735	1,798,556
Planet Fitness, Inc. (a)	27,350	2,315,178
Playa Hotels & Resorts NV (a)	41,451	314,199
PlayAGS, Inc. (a)	8,714	57,600
Portillo's, Inc. (a)	12,103	273,044
RCI Hospitality Holdings, Inc.	2,850	258,752
Red Robin Gourmet Burgers, Inc. (a)	5,267	47,087
Red Rock Resorts, Inc.	16,095	724,436
Royal Caribbean Cruises Ltd. (a)	71,927	4,670,939
Rush Street Interactive, Inc. (a)	17,386	74,586
Ruth's Hospitality Group, Inc.	9,020	156,136
SeaWorld Entertainment, Inc. (a)	13,129	819,118
Shake Shack, Inc. Class A (a)	12,103	688,419
Six Flags Entertainment Corp. (a)	23,719	636,855
Starbucks Corp.	377,644	41,216,066
Texas Roadhouse, Inc. Class A	21,798	2,189,173
The Cheesecake Factory, Inc. (b)	15,739	617,756
The ONE Group Hospitality, Inc. (a)	8,237	62,025
Travel+Leisure Co.	26,842	1,137,296
Vail Resorts, Inc.	13,229	3,470,496
Wendy's Co.	55,642	1,240,817
Wingstop, Inc.	9,885	1,566,476
Wyndham Hotels & Resorts, Inc.	28,850	2,236,164
Wynn Resorts Ltd. (a)	33,783	3,501,270
Xponential Fitness, Inc. (a)(b)	6,046	166,144
Yum! Brands, Inc.	92,712	12,099,843
		298,661,074
Household Durables - 0.5%
Aterian, Inc. (a)(b)	15,049	23,025
Bassett Furniture Industries, Inc.	3,224	62,417
Beazer Homes U.S.A., Inc. (a)	8,517	139,423
Cavco Industries, Inc. (a)	2,856	759,982
Century Communities, Inc.	9,918	606,982
Cricut, Inc.	13,373	130,922
D.R. Horton, Inc.	103,006	10,165,662
Dream Finders Homes, Inc. (a)(b)	5,454	68,939
Ethan Allen Interiors, Inc.	7,805	224,316
Garmin Ltd.	51,050	5,047,824
GoPro, Inc. Class A (a)	39,914	245,471
Green Brick Partners, Inc. (a)	9,015	281,268
Helen of Troy Ltd. (a)	7,992	903,975
Hooker Furnishings Corp.	3,635	76,553
Hovnanian Enterprises, Inc. Class A (a)	1,441	83,405
Installed Building Products, Inc.	7,551	831,290
iRobot Corp. (a)(b)	8,650	389,250
KB Home	27,839	1,070,410
La-Z-Boy, Inc.	14,765	419,769
Leggett & Platt, Inc. (b)	43,648	1,595,771
Lennar Corp.:
Class A	82,952	8,494,285
Class B	5,917	510,992
LGI Homes, Inc. (a)	6,742	767,577
Lovesac (a)	5,816	149,704
M.D.C. Holdings, Inc.	18,511	698,975
M/I Homes, Inc. (a)	8,676	518,825
Meritage Homes Corp. (a)	12,467	1,342,571
Mohawk Industries, Inc. (a)	17,324	2,079,919
Newell Brands, Inc.	123,618	1,972,943
NVR, Inc. (a)	985	5,190,950
PulteGroup, Inc.	74,696	4,249,455
Purple Innovation, Inc. (a)(b)	14,470	83,926
Skyline Champion Corp. (a)	17,542	1,034,101
Snap One Holdings Corp. (a)	4,187	40,153
Sonos, Inc. (a)	42,281	779,662
Taylor Morrison Home Corp. (a)	35,841	1,283,108
Tempur Sealy International, Inc.	56,347	2,296,140
Toll Brothers, Inc.	34,615	2,059,246
TopBuild Corp. (a)	10,547	2,110,033
Traeger, Inc. (a)(b)	20,534	74,538
TRI Pointe Homes, Inc. (a)	32,585	719,803
Tupperware Brands Corp. (a)	14,787	65,506
Universal Electronics, Inc. (a)	4,159	97,445
Vizio Holding Corp. (a)(b)	18,362	160,851
VOXX International Corp. (a)(b)	4,376	46,145
Weber, Inc. (b)	5,605	45,737
Whirlpool Corp.	17,852	2,777,593
ZAGG, Inc. rights (a)(c)	5,004	0
		62,776,837
Internet & Direct Marketing Retail - 2.6%
1-800-FLOWERS.com, Inc. Class A (a)	7,453	74,306
Amazon.com, Inc. (a)	2,920,116	301,151,563
BARK, Inc. (a)(b)	26,102	52,465
CarParts.com, Inc. (a)	14,327	97,710
Chewy, Inc. (a)(b)	30,622	1,379,827
ContextLogic, Inc. (a)	175,195	120,517
Doordash, Inc. (a)	86,760	5,025,139
Duluth Holdings, Inc. (a)(b)	4,330	28,795
eBay, Inc.	178,188	8,820,306
Etsy, Inc. (a)	41,243	5,674,212
Groupon, Inc. (a)(b)	6,540	54,020
Lands' End, Inc. (a)(b)	4,138	37,366
Liquidity Services, Inc. (a)	8,300	124,417
Lyft, Inc. (a)	103,899	1,688,359
Overstock.com, Inc. (a)(b)	14,993	362,981
PetMed Express, Inc.	6,573	141,188
Polished.Com, Inc. (a)(b)	30,081	22,711
Porch Group, Inc. Class A (a)(b)	24,453	72,136
Quotient Technology, Inc. (a)	25,101	101,659
Qurate Retail, Inc. Series A (a)(b)	107,271	276,759
Rent the Runway, Inc. Class A (a)(b)	16,188	69,447
Revolve Group, Inc. (a)(b)	14,429	411,804
RumbleON, Inc. Class B (a)	4,830	40,620
Stitch Fix, Inc. (a)(b)	25,015	130,328
The RealReal, Inc. (a)	23,604	43,195
thredUP, Inc. (a)	16,751	28,979
Uber Technologies, Inc. (a)	656,678	20,311,051
Vivid Seats, Inc. Class A (a)(b)	7,498	63,808
Wayfair LLC Class A (a)(b)	25,559	1,546,320
Xometry, Inc. (a)(b)	9,451	330,974
		348,282,962
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	10,772	505,745
American Outdoor Brands, Inc. (a)	4,211	44,131
AMMO, Inc. (a)(b)	26,348	65,343
Brunswick Corp.	23,939	2,018,776
Clarus Corp.	8,300	83,415
Hasbro, Inc.	42,487	2,513,956
JAKKS Pacific, Inc. (a)	2,987	62,279
Johnson Outdoors, Inc. Class A	2,012	137,742
Latham Group, Inc. (a)	10,095	44,418
Malibu Boats, Inc. Class A (a)	7,061	427,826
MasterCraft Boat Holdings, Inc. (a)	5,242	150,760
Mattel, Inc. (a)	116,012	2,373,606
Peloton Interactive, Inc. Class A (a)(b)	101,879	1,317,295
Polaris, Inc.	18,048	2,072,632
Smith & Wesson Brands, Inc.	14,706	162,942
Solo Brands, Inc. Class A (a)(b)	5,239	23,156
Sturm, Ruger & Co., Inc.	6,079	345,895
Topgolf Callaway Brands Corp. (a)(b)	44,548	1,090,981
Vista Outdoor, Inc. (a)	18,523	543,650
YETI Holdings, Inc. (a)	28,751	1,286,895
		15,271,443
Multiline Retail - 0.5%
Big Lots, Inc. (b)	8,969	146,733
Dillard's, Inc. Class A (b)	1,127	443,260
Dollar General Corp.	74,270	17,349,472
Dollar Tree, Inc. (a)	69,185	10,390,203
Franchise Group, Inc. (b)	9,030	278,937
Kohl's Corp.	38,705	1,252,881
Macy's, Inc.	89,146	2,106,520
Nordstrom, Inc. (b)	35,714	697,852
Ollie's Bargain Outlet Holdings, Inc. (a)	19,273	1,055,389
Target Corp.	151,546	26,087,128
		59,808,375
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	16,815	486,962
Academy Sports & Outdoors, Inc.	26,222	1,531,889
Advance Auto Parts, Inc.	19,806	3,016,058
America's Car Mart, Inc. (a)	1,873	161,340
American Eagle Outfitters, Inc.	57,643	930,358
Arko Corp.	23,456	196,796
Asbury Automotive Group, Inc. (a)	7,317	1,609,740
AutoNation, Inc. (a)	11,229	1,422,939
AutoZone, Inc. (a)	6,253	15,250,129
Barnes & Noble Education, Inc. (a)	10,249	23,675
Bath & Body Works, Inc.	74,978	3,449,738
Bed Bath & Beyond, Inc. (a)(b)	22,865	64,479
Best Buy Co., Inc.	66,494	5,899,348
Big 5 Sporting Goods Corp. (b)	6,167	61,608
Boot Barn Holdings, Inc. (a)	9,902	826,718
Build-A-Bear Workshop, Inc. (a)	4,847	119,042
Burlington Stores, Inc. (a)	21,634	4,972,142
Caleres, Inc.	11,884	309,222
Camping World Holdings, Inc.	12,294	312,391
CarMax, Inc. (a)(b)	51,779	3,647,831
Carvana Co. Class A (a)(b)	30,741	312,636
Chico's FAS, Inc. (a)	41,102	216,608
Citi Trends, Inc. (a)	2,626	82,666
Conn's, Inc. (a)	4,841	45,554
Designer Brands, Inc. Class A (b)	18,042	186,013
Destination XL Group, Inc. (a)	15,979	113,930
Dick's Sporting Goods, Inc.	18,293	2,391,993
EVgo, Inc. Class A (a)(b)	20,638	142,196
Express, Inc. (a)(b)	19,527	22,651
Five Below, Inc. (a)	18,193	3,586,386
Floor & Decor Holdings, Inc. Class A (a)(b)	34,840	3,162,427
Foot Locker, Inc.	25,644	1,115,770
GameStop Corp. Class A (b)	83,906	1,835,024
Gap, Inc. (b)	69,960	949,357
Genesco, Inc. (a)	3,965	191,470
Group 1 Automotive, Inc.	4,805	1,027,549
GrowGeneration Corp. (a)(b)	17,380	89,681
Guess?, Inc. (b)	10,656	246,900
Haverty Furniture Companies, Inc. (b)	4,330	151,204
Hibbett, Inc.	4,391	291,387
JOANN, Inc. (b)	3,745	14,680
Lazydays Holdings, Inc. (a)(b)	2,780	36,668
Leslie's, Inc. (a)(b)	47,603	737,370
Lithia Motors, Inc. Class A (sub. vtg.)	8,988	2,365,642
LL Flooring Holdings, Inc. (a)	8,215	49,783
Lowe's Companies, Inc.	204,324	42,550,473
MarineMax, Inc. (a)	6,456	201,750
Monro, Inc. (b)	10,621	540,609
Murphy U.S.A., Inc.	6,808	1,851,980
National Vision Holdings, Inc. (a)	25,889	1,064,038
O'Reilly Automotive, Inc. (a)	20,591	16,315,279
OneWater Marine, Inc. Class A (a)(b)	3,554	116,358
Penske Automotive Group, Inc.	8,310	1,062,184
Petco Health & Wellness Co., Inc. (a)(b)	24,949	291,654
Rent-A-Center, Inc. (b)	16,763	450,757
RH (a)	6,336	1,976,769
Ross Stores, Inc.	114,056	13,480,279
Sally Beauty Holdings, Inc. (a)	34,556	538,382
Shoe Carnival, Inc.	5,117	139,745
Signet Jewelers Ltd. (b)	15,089	1,158,986
Sleep Number Corp. (a)(b)	6,787	233,337
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	5,687	305,449
Sportsman's Warehouse Holdings, Inc. (a)	12,954	122,156
The Aaron's Co., Inc.	8,933	130,868
The Buckle, Inc.	9,866	434,104
The Cato Corp. Class A (sub. vtg.)	5,869	58,338
The Children's Place, Inc. (a)	4,166	189,011
The Container Store Group, Inc. (a)	10,974	57,175
The Home Depot, Inc.	336,813	109,184,670
The ODP Corp. (a)	13,403	691,595
Tilly's, Inc. (a)	6,975	61,799
TJX Companies, Inc.	381,906	31,262,825
Tractor Supply Co.	36,437	8,307,272
TravelCenters of America LLC (a)	4,081	185,767
Ulta Beauty, Inc. (a)	16,849	8,659,712
Urban Outfitters, Inc. (a)(b)	19,491	533,858
Victoria's Secret & Co. (a)	26,596	1,121,021
Volta, Inc. (a)(b)	40,965	35,156
Vroom, Inc. (a)(b)	38,425	44,189
Williams-Sonoma, Inc.	21,970	2,964,632
Winmark Corp.	941	264,233
Zumiez, Inc. (a)	5,577	144,054
		310,388,414
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A (a)(b)	30,067	82,684
Capri Holdings Ltd. (a)	42,373	2,817,381
Carter's, Inc. (b)	12,500	1,042,125
Columbia Sportswear Co.	11,964	1,147,348
Crocs, Inc. (a)	20,174	2,456,588
Deckers Outdoor Corp. (a)	8,680	3,710,526
Fossil Group, Inc. (a)	13,488	76,612
G-III Apparel Group Ltd. (a)	13,833	234,054
Hanesbrands, Inc.	115,594	975,613
Kontoor Brands, Inc.	16,057	766,882
Levi Strauss & Co. Class A	31,729	583,814
lululemon athletica, Inc. (a)	38,159	11,710,234
Movado Group, Inc.	4,961	175,421
NIKE, Inc. Class B	414,553	52,785,033
Oxford Industries, Inc.	5,127	600,987
PLBY Group, Inc. (a)(b)	7,365	21,506
PVH Corp.	21,509	1,933,659
Ralph Lauren Corp.	13,579	1,681,759
Rocky Brands, Inc.	2,086	65,667
Samsonite International SA (a)(d)	467,400	1,392,378
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	44,059	2,121,441
Steven Madden Ltd.	23,786	852,728
Tapestry, Inc.	79,092	3,604,222
Under Armour, Inc.:
Class A (sub. vtg.) (a)	62,505	774,437
Class C (non-vtg.) (a)	65,421	713,089
Unifi, Inc. (a)	3,888	33,242
Vera Bradley, Inc. (a)	8,190	48,731
VF Corp.	108,502	3,357,052
Wolverine World Wide, Inc.	24,531	395,685
		96,160,898
TOTAL CONSUMER DISCRETIONARY		1,459,450,067
CONSUMER STAPLES - 6.1%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)(b)	3,156	1,226,453
Brown-Forman Corp. Class B (non-vtg.)	60,571	4,032,817
Celsius Holdings, Inc. (a)(b)	13,136	1,317,804
Coca-Cola Bottling Co. Consolidated	1,473	746,487
Constellation Brands, Inc. Class A (sub. vtg.)	53,501	12,386,552
Duckhorn Portfolio, Inc. (a)	14,458	233,930
Keurig Dr. Pepper, Inc.	279,520	9,861,466
MGP Ingredients, Inc.	4,975	485,262
Molson Coors Beverage Co. Class B	61,763	3,247,499
Monster Beverage Corp. (a)	125,245	13,035,500
National Beverage Corp. (a)(b)	8,393	370,971
PepsiCo, Inc.	452,942	77,462,141
The Coca-Cola Co.	1,279,204	78,440,789
The Vita Coco Co., Inc. (a)(b)	8,443	114,572
Vintage Wine Estates, Inc. (a)(b)	9,170	26,226
		202,988,469
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	52,182	1,106,258
Andersons, Inc.	9,933	365,336
BJ's Wholesale Club Holdings, Inc. (a)	44,660	3,236,510
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,361	9
warrants 11/4/28 (a)	2,361	3
warrants 11/4/28 (a)	2,361	1
Casey's General Stores, Inc.	12,256	2,891,313
Chefs' Warehouse Holdings (a)	11,657	445,647
Costco Wholesale Corp.	145,557	74,400,005
Grocery Outlet Holding Corp. (a)	29,029	882,191
Ingles Markets, Inc. Class A	4,724	448,780
Kroger Co.	214,040	9,552,605
Performance Food Group Co. (a)	51,481	3,156,815
PriceSmart, Inc.	8,507	632,155
Rite Aid Corp. (a)(b)	19,545	71,339
SpartanNash Co.	11,033	349,525
Sprouts Farmers Market LLC (a)	34,559	1,104,160
Sysco Corp.	166,570	12,902,512
U.S. Foods Holding Corp. (a)	67,000	2,554,710
United Natural Foods, Inc. (a)	19,569	814,462
Walgreens Boots Alliance, Inc.	236,403	8,713,815
Walmart, Inc.	463,884	66,738,991
Weis Markets, Inc.	5,396	465,891
		190,833,033
Food Products - 1.1%
Alico, Inc. (b)	1,302	34,503
AppHarvest, Inc. (a)(b)	19,146	46,716
Archer Daniels Midland Co.	180,564	14,959,727
B&G Foods, Inc. Class A (b)	24,534	343,967
Benson Hill, Inc. (a)	41,028	109,955
Beyond Meat, Inc. (a)(b)	20,790	341,580
Bunge Ltd.	49,113	4,867,098
Cal-Maine Foods, Inc.	12,310	704,378
Calavo Growers, Inc.	5,790	185,570
Campbell Soup Co.	66,438	3,450,125
Conagra Brands, Inc.	158,051	5,877,917
Darling Ingredients, Inc. (a)	52,999	3,513,304
Flowers Foods, Inc.	63,468	1,757,429
Fresh Del Monte Produce, Inc.	10,215	292,149
Freshpet, Inc. (a)	15,975	1,011,697
General Mills, Inc.	195,397	15,311,309
Hormel Foods Corp.	95,179	4,312,560
Hostess Brands, Inc. Class A (a)	43,394	1,003,703
Ingredion, Inc.	21,567	2,217,088
J&J Snack Foods Corp.	4,794	686,980
John B. Sanfilippo & Son, Inc.	2,740	231,557
Kellogg Co.	84,343	5,784,243
Lamb Weston Holdings, Inc.	47,507	4,745,474
Lancaster Colony Corp.	6,468	1,241,274
Lifecore Biomedical (a)	7,264	45,109
McCormick & Co., Inc. (non-vtg.)	82,722	6,214,077
Mission Produce, Inc. (a)	15,823	197,155
Mondelez International, Inc.	448,812	29,370,257
Pilgrim's Pride Corp. (a)	14,928	362,452
Post Holdings, Inc. (a)	17,841	1,694,003
Seaboard Corp.	79	309,720
Seneca Foods Corp. Class A (a)	1,775	110,938
Sovos Brands, Inc. (a)	12,978	175,982
Tattooed Chef, Inc. (a)(b)	14,688	22,326
The Hain Celestial Group, Inc. (a)	30,169	619,068
The Hershey Co.	48,313	10,851,100
The J.M. Smucker Co.	35,094	5,362,363
The Kraft Heinz Co.	261,839	10,612,335
The Simply Good Foods Co. (a)	27,519	998,940
Tootsie Roll Industries, Inc.	5,414	242,168
TreeHouse Foods, Inc. (a)	17,234	834,643
Tyson Foods, Inc. Class A	94,955	6,243,291
Utz Brands, Inc. Class A (b)	23,065	384,263
Vital Farms, Inc. (a)	9,921	174,411
Whole Earth Brands, Inc. Class A (a)	12,713	48,182
		147,903,086
Household Products - 1.2%
Central Garden & Pet Co. (a)	4,368	183,194
Central Garden & Pet Co. Class A (non-vtg.) (a)	12,892	510,910
Church & Dwight Co., Inc.	79,989	6,467,911
Colgate-Palmolive Co.	274,859	20,485,241
Energizer Holdings, Inc.	21,615	801,917
Kimberly-Clark Corp.	111,112	14,445,671
Procter & Gamble Co.	778,588	110,855,359
Reynolds Consumer Products, Inc.	17,135	510,109
Spectrum Brands Holdings, Inc.	13,334	905,112
The Clorox Co.	40,547	5,866,745
WD-40 Co. (b)	4,379	764,311
		161,796,480
Personal Products - 0.2%
BellRing Brands, Inc. (a)	45,432	1,288,452
Coty, Inc. Class A (a)	121,705	1,212,182
Edgewell Personal Care Co.	16,475	706,119
elf Beauty, Inc. (a)	16,294	937,720
Estee Lauder Companies, Inc. Class A	76,111	21,088,836
Herbalife Nutrition Ltd. (a)	31,196	548,114
Inter Parfums, Inc.	5,829	689,104
MediFast, Inc.	3,546	395,202
Nu Skin Enterprises, Inc. Class A	16,670	714,810
The Beauty Health Co. (a)(b)	34,495	393,243
The Honest Co., Inc. (a)	21,936	72,389
USANA Health Sciences, Inc. (a)	3,430	200,449
Veru, Inc. (a)(b)	19,003	109,457
		28,356,077
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	68,027	74,830
Altria Group, Inc.	589,673	26,558,872
Philip Morris International, Inc.	509,712	53,132,379
Turning Point Brands, Inc.	4,219	97,923
Universal Corp.	8,422	457,904
Vector Group Ltd.	45,212	585,495
		80,907,403
TOTAL CONSUMER STAPLES		812,784,548
ENERGY - 5.0%
Energy Equipment & Services - 0.6%
Archrock, Inc.	44,133	437,358
Baker Hughes Co. Class A	328,490	10,426,273
Bristow Group, Inc. (a)	7,165	218,819
Cactus, Inc.	19,583	1,059,636
Championx Corp.	65,668	2,168,357
Core Laboratories NV	14,244	364,646
DMC Global, Inc. (a)	5,938	135,030
Dril-Quip, Inc. (a)	10,492	322,209
Expro Group Holdings NV (a)(b)	22,418	423,476
Halliburton Co.	299,326	12,338,218
Helix Energy Solutions Group, Inc. (a)	47,807	379,110
Helmerich & Payne, Inc.	34,796	1,685,518
Liberty Oilfield Services, Inc. Class A	50,781	803,863
Nabors Industries Ltd. (a)	2,835	503,326
Newpark Resources, Inc. (a)	30,303	137,576
Nextier Oilfield Solutions, Inc. (a)	50,613	476,774
Noble Corp. PLC (a)	32,227	1,311,317
NOV, Inc.	129,289	3,159,823
Oceaneering International, Inc. (a)	33,728	720,093
Oil States International, Inc. (a)	23,608	202,084
Patterson-UTI Energy, Inc.	70,145	1,178,436
ProFrac Holding Corp. (b)	8,387	188,708
ProPetro Holding Corp. (a)	33,424	332,569
RPC, Inc.	27,485	272,651
Schlumberger Ltd.	467,290	26,626,184
Select Energy Services, Inc. Class A	25,456	223,504
Solaris Oilfield Infrastructure, Inc. Class A	9,618	101,855
TechnipFMC PLC (a)	147,446	2,048,025
TETRA Technologies, Inc. (a)	39,064	154,693
Tidewater, Inc. (a)	16,689	724,303
Transocean Ltd. (United States) (a)(b)	217,812	1,468,053
U.S. Silica Holdings, Inc. (a)	23,021	281,777
Valaris Ltd. (a)	19,888	1,444,664
Weatherford International PLC (a)	21,038	1,196,641
		73,515,569
Oil, Gas & Consumable Fuels - 4.4%
Aemetis, Inc. (a)(b)	9,270	43,291
Alto Ingredients, Inc. (a)	22,163	75,133
American Resources Corp. (a)(b)	21,622	33,514
Amplify Energy Corp. (a)(b)	12,160	105,306
Antero Resources Corp. (a)	90,681	2,615,240
APA Corp.	105,426	4,673,535
Arch Resources, Inc. (b)	5,906	874,206
Berry Corp.	22,204	204,277
California Resources Corp.	24,215	1,034,707
Callon Petroleum Co. (a)	16,416	698,501
Centrus Energy Corp. Class A (a)	4,365	179,183
Cheniere Energy, Inc.	81,744	12,489,666
Chesapeake Energy Corp.	35,184	3,051,156
Chevron Corp.	585,223	101,840,506
Chord Energy Corp.	13,795	1,977,237
Civitas Resources, Inc.	17,297	1,151,115
Clean Energy Fuels Corp. (a)	60,881	344,586
CNX Resources Corp. (a)	60,366	1,009,923
Comstock Resources, Inc. (b)	31,412	381,656
ConocoPhillips Co.	410,072	49,975,475
CONSOL Energy, Inc.	11,070	640,178
Coterra Energy, Inc.	261,072	6,534,632
Crescent Energy, Inc. Class A	13,409	161,713
CVR Energy, Inc.	10,015	332,498
Delek U.S. Holdings, Inc.	23,062	617,139
Denbury, Inc. (a)	16,420	1,424,928
Devon Energy Corp.	214,934	13,592,426
Diamondback Energy, Inc.	57,753	8,438,868
DT Midstream, Inc.	31,950	1,746,387
Earthstone Energy, Inc. (a)(b)	12,328	171,359
EOG Resources, Inc.	193,447	25,583,366
EQT Corp.	120,670	3,942,289
Equitrans Midstream Corp.	145,705	1,056,361
Exxon Mobil Corp.	1,354,620	157,149,466
Gevo, Inc. (a)(b)	84,644	179,445
Green Plains, Inc. (a)(b)	20,419	709,969
Gulfport Energy Corp. (a)(b)	3,584	244,250
Hess Corp.	91,152	13,687,384
HF Sinclair Corp.	44,121	2,510,485
International Seaways, Inc.	13,153	510,863
Kinder Morgan, Inc.	651,930	11,930,319
Kosmos Energy Ltd. (a)	147,519	1,166,875
Magnolia Oil & Gas Corp. Class A (b)	53,856	1,271,540
Marathon Oil Corp.	208,126	5,717,221
Marathon Petroleum Corp.	154,304	19,831,150
Matador Resources Co.	37,311	2,468,496
Murphy Oil Corp.	48,288	2,105,840
National Energy Services Reunited Corp. (a)	18,740	141,674
New Fortress Energy, Inc.	16,237	629,833
Nextdecade Corp. (a)(b)	20,951	125,496
Northern Oil & Gas, Inc.	21,953	735,865
Occidental Petroleum Corp.	239,559	15,521,028
ONEOK, Inc.	146,937	10,062,246
Ovintiv, Inc.	81,504	4,012,442
Par Pacific Holdings, Inc. (a)	17,963	480,151
PBF Energy, Inc. Class A	37,490	1,574,205
PDC Energy, Inc.	30,377	2,057,434
Peabody Energy Corp. (a)	38,127	1,063,362
Permian Resource Corp. Class A (b)	70,103	762,020
Phillips 66 Co.	155,702	15,612,240
Pioneer Natural Resources Co.	78,301	18,036,635
Range Resources Corp.	79,508	1,989,290
Ranger Oil Corp.	6,464	271,488
Rex American Resources Corp. (a)	4,956	162,160
Ring Energy, Inc. (a)(b)	25,461	60,088
SandRidge Energy, Inc. (a)	9,484	149,942
SilverBow Resources, Inc. (a)	4,422	116,166
Sitio Royalties Corp.	24,759	657,847
SM Energy Co.	40,611	1,334,884
Southwestern Energy Co. (a)(b)	364,162	2,010,174
Talos Energy, Inc. (a)	21,056	417,119
Targa Resources Corp.	74,350	5,577,737
Teekay Corp. (a)	20,995	102,036
Teekay Tankers Ltd. (a)	7,423	227,812
Tellurian, Inc. (a)(b)	165,080	328,509
Texas Pacific Land Corp.	2,020	4,031,617
The Williams Companies, Inc.	400,089	12,898,869
Uranium Energy Corp. (a)(b)	121,674	490,346
VAALCO Energy, Inc.	36,392	169,223
Valero Energy Corp.	126,990	17,782,410
Vertex Energy, Inc. (a)(b)	19,857	144,559
Vital Energy, Inc. (a)	5,512	310,215
Vitesse Energy, Inc. (a)(b)	7,198	114,880
W&T Offshore, Inc. (a)	29,817	185,462
World Fuel Services Corp.	19,481	551,312
		587,382,436
TOTAL ENERGY		660,898,005
FINANCIALS - 12.3%
Banks - 4.1%
1st Source Corp.	5,470	269,069
Amerant Bancorp, Inc. Class A	7,577	210,944
Ameris Bancorp	20,932	987,153
Associated Banc-Corp.	49,984	1,120,141
Atlantic Union Bankshares Corp.	23,983	927,902
Banc of California, Inc.	19,045	331,764
BancFirst Corp.	5,499	473,629
Bancorp, Inc., Delaware (a)	17,956	609,247
Bank of America Corp.	2,296,396	81,476,130
Bank of Hawaii Corp. (b)	13,866	1,060,610
Bank of Marin Bancorp	4,967	151,344
Bank OZK	36,694	1,675,815
BankUnited, Inc.	25,353	954,287
Banner Corp.	11,573	750,278
Berkshire Hills Bancorp, Inc.	14,003	434,793
BOK Financial Corp.	9,363	940,982
Brookline Bancorp, Inc., Delaware	30,536	399,411
Byline Bancorp, Inc.	6,930	171,864
Cadence Bank	60,373	1,544,341
Camden National Corp.	4,374	184,714
Cathay General Bancorp	23,962	1,053,370
Central Pacific Financial Corp.	7,893	178,382
Citigroup, Inc.	636,881	33,257,926
Citizens Financial Group, Inc.	163,581	7,086,329
City Holding Co.	4,799	454,897
Coastal Financial Corp. of Washington (a)	3,040	138,837
Columbia Banking Systems, Inc.	25,357	783,785
Comerica, Inc.	43,133	3,162,080
Commerce Bancshares, Inc.	37,432	2,491,474
Community Bank System, Inc.	17,903	1,033,182
Community Trust Bancorp, Inc.	5,035	216,908
ConnectOne Bancorp, Inc.	10,662	253,436
CrossFirst Bankshares, Inc. (a)	14,822	200,097
Cullen/Frost Bankers, Inc.	21,145	2,754,771
Customers Bancorp, Inc. (a)	10,786	327,571
CVB Financial Corp.	43,443	1,052,189
Dime Community Bancshares, Inc.	11,420	340,544
Eagle Bancorp, Inc.	10,161	482,546
East West Bancorp, Inc.	46,451	3,647,333
Eastern Bankshares, Inc.	51,739	836,620
Enterprise Financial Services Corp.	11,863	632,535
Equity Bancshares, Inc.	4,827	144,086
Farmers National Banc Corp.	12,826	184,438
FB Financial Corp.	11,234	421,949
Fifth Third Bancorp	225,253	8,174,431
Financial Institutions, Inc.	4,764	117,718
First Bancorp, North Carolina	11,845	472,023
First Bancorp, Puerto Rico	60,019	807,256
First Bancshares, Inc.	8,266	253,353
First Busey Corp.	16,212	386,980
First Citizens Bancshares, Inc.	3,905	3,036,840
First Commonwealth Financial Corp.	33,124	487,254
First Financial Bancorp, Ohio	30,395	769,905
First Financial Bankshares, Inc.	42,788	1,524,109
First Financial Corp., Indiana	3,822	171,684
First Foundation, Inc.	15,175	235,668
First Hawaiian, Inc.	41,276	1,132,613
First Horizon National Corp.	173,960	4,302,031
First Internet Bancorp	2,870	75,452
First Interstate Bancsystem, Inc.	29,343	1,052,827
First Merchants Corp.	19,347	824,956
First Republic Bank	60,439	8,514,646
Flushing Financial Corp.	9,636	184,915
FNB Corp., Pennsylvania	115,629	1,650,026
Fulton Financial Corp.	56,164	939,624
German American Bancorp, Inc.	8,547	329,230
Glacier Bancorp, Inc.	36,887	1,681,678
Great Southern Bancorp, Inc.	2,889	168,833
Hancock Whitney Corp.	28,405	1,462,289
Hanmi Financial Corp.	9,825	228,824
HarborOne Bancorp, Inc.	14,039	191,492
Heartland Financial U.S.A., Inc.	12,456	616,198
Heritage Commerce Corp.	20,271	245,685
Heritage Financial Corp., Washington	11,047	315,171
Hilltop Holdings, Inc.	15,230	498,021
Home Bancshares, Inc.	63,101	1,506,221
HomeStreet, Inc.	5,686	156,763
HomeTrust Bancshares, Inc.	4,770	128,790
Hope Bancorp, Inc.	40,908	527,304
Horizon Bancorp, Inc. Indiana	11,876	185,741
Huntington Bancshares, Inc.	476,824	7,233,420
Independent Bank Corp.	14,795	1,179,014
Independent Bank Corp.	6,402	141,932
Independent Bank Group, Inc.	11,959	733,087
International Bancshares Corp.	16,919	792,994
JPMorgan Chase & Co.	964,781	135,030,749
KeyCorp	305,896	5,870,144
Lakeland Bancorp, Inc.	20,553	396,056
Lakeland Financial Corp.	8,031	567,872
Live Oak Bancshares, Inc.	11,585	396,555
M&T Bank Corp.	56,820	8,863,920
Mercantile Bank Corp.	4,125	141,611
Metropolitan Bank Holding Corp. (a)	3,963	235,323
Midland States Bancorp, Inc.	7,092	180,704
National Bank Holdings Corp.	12,793	540,248
NBT Bancorp, Inc.	13,642	536,267
Nicolet Bankshares, Inc. (a)(b)	4,705	342,947
Northwest Bancshares, Inc.	40,066	566,533
OceanFirst Financial Corp.	20,744	496,196
OFG Bancorp	14,943	423,036
Old National Bancorp, Indiana	96,671	1,691,743
Old Second Bancorp, Inc.	12,454	211,593
Origin Bancorp, Inc.	9,626	360,975
Pacific Premier Bancorp, Inc.	30,983	1,001,990
PacWest Bancorp	38,239	1,057,691
Park National Corp.	4,617	578,279
Pathward Financial, Inc.	8,976	445,389
Peapack-Gladstone Financial Corp.	5,283	195,946
Peoples Bancorp, Inc.	9,081	269,433
Pinnacle Financial Partners, Inc.	25,382	1,998,325
PNC Financial Services Group, Inc.	132,785	21,966,623
Popular, Inc.	24,097	1,654,018
Preferred Bank, Los Angeles	4,021	286,014
Premier Financial Corp.	12,807	320,431
Prosperity Bancshares, Inc.	29,858	2,265,028
QCR Holdings, Inc.	5,670	298,015
Regions Financial Corp.	309,310	7,281,157
Renasant Corp.	18,864	671,181
Republic First Bancorp, Inc. (a)(b)	16,729	36,804
S&T Bancorp, Inc.	12,474	453,804
Sandy Spring Bancorp, Inc.	15,119	511,022
Seacoast Banking Corp., Florida	23,929	768,360
ServisFirst Bancshares, Inc.	16,139	1,100,357
Signature Bank	20,813	2,683,836
Silvergate Capital Corp. (a)(b)	9,778	139,239
Simmons First National Corp. Class A	42,337	944,538
Southside Bancshares, Inc.	9,669	366,262
Southstate Corp.	24,814	1,975,194
Stellar Bancorp, Inc.	14,404	404,896
Stock Yards Bancorp, Inc.	9,293	557,208
SVB Financial Group (a)	19,384	5,862,497
Synovus Financial Corp.	47,975	2,012,551
Texas Capital Bancshares, Inc. (a)	16,586	1,095,837
Tompkins Financial Corp.	4,354	327,987
TowneBank	21,859	666,044
Trico Bancshares	10,614	536,538
Triumph Bancorp, Inc. (a)	7,387	411,678
Truist Financial Corp.	436,612	21,564,267
Trustmark Corp.	19,471	566,996
U.S. Bancorp	444,665	22,144,317
UMB Financial Corp.	14,771	1,332,196
Umpqua Holdings Corp.	69,909	1,272,344
United Bankshares, Inc., West Virginia	44,396	1,784,719
United Community Bank, Inc.	35,392	1,151,656
Univest Corp. of Pennsylvania	9,112	247,391
Valley National Bancorp	136,773	1,624,863
Veritex Holdings, Inc.	18,400	517,960
Washington Federal, Inc.	21,228	752,745
Washington Trust Bancorp, Inc.	5,190	221,976
Webster Financial Corp.	57,447	3,024,585
Wells Fargo & Co.	1,253,894	58,770,012
WesBanco, Inc.	19,177	712,809
Westamerica Bancorp.	8,997	499,873
Western Alliance Bancorp.	36,017	2,714,601
Wintrust Financial Corp.	20,146	1,842,755
Zions Bancorp NA	49,407	2,626,476
		550,615,886
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	12,366	2,136,103
Ameriprise Financial, Inc.	34,983	12,248,248
Ares Management Corp.	51,214	4,250,250
Artisan Partners Asset Management, Inc.	22,340	822,559
Assetmark Financial Holdings, Inc. (a)	6,807	180,658
Avantax, Inc. (a)	15,804	460,529
B. Riley Financial, Inc. (b)	5,016	214,334
Bank of New York Mellon Corp.	241,797	12,227,674
BGC Partners, Inc. Class A	108,738	473,010
BlackRock, Inc. Class A	49,422	37,521,677
Blackstone, Inc.	230,711	22,139,028
Blue Owl Capital, Inc. Class A	115,746	1,456,085
Bridge Investment Group Holdings, Inc.	7,750	115,398
BrightSphere Investment Group, Inc.	10,420	244,349
Carlyle Group LP	71,578	2,574,661
Cboe Global Markets, Inc.	35,062	4,308,419
Charles Schwab Corp.	501,932	38,859,575
CME Group, Inc.	118,367	20,910,714
Cohen & Steers, Inc.	8,414	618,177
Coinbase Global, Inc. (a)(b)	52,239	3,054,937
Cowen Group, Inc. Class A	8,730	339,422
Diamond Hill Investment Group, Inc.	931	175,428
Donnelley Financial Solutions, Inc. (a)	8,310	379,019
Evercore, Inc. Class A	12,182	1,581,345
FactSet Research Systems, Inc.	12,611	5,333,696
Federated Hermes, Inc.	27,846	1,094,348
Focus Financial Partners, Inc. Class A (a)	18,818	849,633
Franklin Resources, Inc.	93,360	2,912,832
Galaxy Digital Holdings Ltd. (a)(b)	35,773	137,656
GCM Grosvenor, Inc. Class A	16,110	144,346
Goldman Sachs Group, Inc.	111,448	40,768,793
GQG Partners, Inc. unit	251,644	270,040
Greenhill & Co., Inc.	5,742	79,354
Hamilton Lane, Inc. Class A	11,553	899,517
Houlihan Lokey	16,451	1,629,801
Interactive Brokers Group, Inc.	33,690	2,693,179
Intercontinental Exchange, Inc.	183,878	19,776,079
Invesco Ltd.	149,147	2,760,711
Janus Henderson Group PLC	42,845	1,110,542
Jefferies Financial Group, Inc.	60,048	2,358,685
KKR & Co. LP	190,136	10,611,490
Lazard Ltd. Class A	36,414	1,459,473
LPL Financial	26,114	6,192,152
MarketAxess Holdings, Inc.	12,347	4,492,456
Moelis & Co. Class A	20,762	970,624
Moody's Corp.	51,821	16,725,228
Morgan Stanley	433,742	42,216,109
Morningstar, Inc.	8,313	2,019,061
MSCI, Inc.	26,309	13,984,812
NASDAQ, Inc.	111,685	6,722,320
Northern Trust Corp.	68,307	6,623,730
Open Lending Corp. (a)	36,951	324,060
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,865	136,403
P10, Inc.	11,448	129,362
Perella Weinberg Partners Class A	13,243	135,741
Piper Jaffray Companies	4,490	638,029
PJT Partners, Inc.	8,021	641,921
Raymond James Financial, Inc.	63,688	7,182,096
S&P Global, Inc.	109,585	41,087,800
Sculptor Capital Management, Inc. Class A	5,690	52,860
SEI Investments Co.	33,806	2,110,509
State Street Corp.	121,149	11,064,538
StepStone Group, Inc. Class A	16,848	491,793
Stifel Financial Corp.	35,093	2,365,619
StoneX Group, Inc. (a)	5,563	488,876
T. Rowe Price Group, Inc.	73,918	8,609,229
Tradeweb Markets, Inc. Class A	36,399	2,713,181
Victory Capital Holdings, Inc.	9,230	273,577
Virtu Financial, Inc. Class A	30,502	588,994
Virtus Investment Partners, Inc.	2,136	458,984
WisdomTree Investments, Inc.	40,093	230,936
		441,852,774
Consumer Finance - 0.6%
Ally Financial, Inc.	98,112	3,187,659
American Express Co.	196,587	34,388,964
Atlanticus Holdings Corp. (a)(b)	1,761	57,233
Bread Financial Holdings, Inc.	16,619	681,878
Capital One Financial Corp.	125,948	14,987,812
Credit Acceptance Corp. (a)(b)	2,051	948,875
CURO Group Holdings Corp.	6,864	27,731
Discover Financial Services	90,375	10,549,474
Encore Capital Group, Inc. (a)	7,568	421,689
Enova International, Inc. (a)	10,729	489,779
EZCORP, Inc. (non-vtg.) Class A (a)	16,438	149,750
FirstCash Holdings, Inc.	12,119	1,117,129
Green Dot Corp. Class A (a)	15,779	285,284
Katapult Holdings, Inc. (a)(b)	22,989	22,529
LendingClub Corp. (a)	36,247	351,233
LendingTree, Inc. (a)	3,451	136,867
Medallion Financial Corp. (b)	5,890	50,301
MoneyLion, Inc. (a)(b)	47,245	37,187
Navient Corp.	35,478	673,018
Nelnet, Inc. Class A	5,765	550,500
NerdWallet, Inc. (a)(b)	10,953	128,041
OneMain Holdings, Inc.	39,569	1,707,007
Oportun Financial Corp. (a)	11,808	82,774
PRA Group, Inc. (a)	13,070	525,937
PROG Holdings, Inc. (a)	17,054	380,134
Regional Management Corp.	2,746	94,710
SLM Corp.	82,501	1,449,543
SoFi Technologies, Inc. (a)(b)	270,991	1,877,968
Sunlight Financial Holdings, Inc. Class A (a)(b)	17,510	22,588
Synchrony Financial	147,776	5,427,812
Upstart Holdings, Inc. (a)(b)	22,437	419,123
World Acceptance Corp. (a)(b)	1,251	119,746
		81,350,275
Diversified Financial Services - 1.5%
A-Mark Precious Metals, Inc.	6,118	235,543
Acacia Research Corp. (a)	13,401	58,428
Apollo Global Management, Inc.	143,241	10,138,598
Berkshire Hathaway, Inc. Class B (a)	592,329	184,522,330
Cannae Holdings, Inc. (a)	24,549	599,978
Equitable Holdings, Inc.	113,550	3,641,549
Jackson Financial, Inc.	19,163	843,939
Voya Financial, Inc. (b)	31,965	2,230,198
		202,270,563
Insurance - 2.5%
AFLAC, Inc.	185,928	13,665,708
Allstate Corp.	87,187	11,200,914
AMBAC Financial Group, Inc. (a)	14,439	240,554
American Equity Investment Life Holding Co.	22,671	1,080,273
American Financial Group, Inc.	22,861	3,259,750
American International Group, Inc.	244,342	15,447,301
Amerisafe, Inc.	5,907	325,358
Aon PLC	67,968	21,660,042
Arch Capital Group Ltd. (a)	121,515	7,819,490
Argo Group International Holdings, Ltd.	12,035	334,092
Arthur J. Gallagher & Co.	69,347	13,572,595
Assurant, Inc.	17,471	2,316,480
Assured Guaranty Ltd.	19,808	1,239,981
Axis Capital Holdings Ltd.	25,398	1,589,153
Brighthouse Financial, Inc. (a)	23,155	1,302,932
Brown & Brown, Inc.	77,135	4,517,026
BRP Group, Inc. (a)	19,796	567,155
Chubb Ltd.	136,362	31,020,991
Cincinnati Financial Corp.	51,571	5,835,259
CNO Financial Group, Inc.	37,039	954,125
eHealth, Inc. (a)	7,677	63,719
Employers Holdings, Inc.	8,870	389,127
Enstar Group Ltd. (a)	4,644	1,125,241
Erie Indemnity Co. Class A	8,172	1,996,828
Everest Re Group Ltd.	12,923	4,519,044
F&G Annuities & Life, Inc.	6,018	129,146
Fidelity National Financial, Inc.	89,557	3,943,195
First American Financial Corp.	34,333	2,124,183
Genworth Financial, Inc. Class A (a)	163,253	901,157
Globe Life, Inc.	29,736	3,593,596
Goosehead Insurance (a)(b)	6,563	256,285
Hanover Insurance Group, Inc.	11,771	1,584,141
Hartford Financial Services Group, Inc.	104,916	8,142,531
HCI Group, Inc. (b)	2,402	120,604
Hippo Holdings, Inc. (a)(b)	4,637	77,809
Horace Mann Educators Corp.	15,103	537,818
James River Group Holdings Ltd.	11,456	259,593
Kemper Corp.	21,435	1,258,878
Kinsale Capital Group, Inc.	7,085	1,972,747
Lemonade, Inc. (a)(b)	14,797	240,895
Lincoln National Corp.	50,835	1,801,084
Loews Corp.	64,533	3,967,489
Markel Corp. (a)	4,434	6,247,417
Marsh & McLennan Companies, Inc.	162,970	28,505,083
MBIA, Inc. (a)	14,633	190,375
Mercury General Corp.	8,210	293,343
MetLife, Inc.	216,515	15,809,925
National Western Life Group, Inc.	831	230,021
Old Republic International Corp.	94,014	2,481,029
Oscar Health, Inc. (a)	37,831	145,271
Palomar Holdings, Inc. (a)	8,136	415,831
Primerica, Inc.	12,034	1,946,500
Principal Financial Group, Inc.	75,142	6,954,392
ProAssurance Corp.	16,575	321,389
Progressive Corp.	192,380	26,231,013
Prudential Financial, Inc.	121,388	12,738,457
Reinsurance Group of America, Inc.	22,190	3,367,776
RenaissanceRe Holdings Ltd.	14,331	2,804,433
RLI Corp.	13,320	1,764,234
Root, Inc. (a)(b)	1,939	11,401
Ryan Specialty Group Holdings, Inc. (a)	27,386	1,167,191
Safety Insurance Group, Inc.	5,152	434,777
Selective Insurance Group, Inc.	19,954	1,895,630
Selectquote, Inc. (a)	39,346	33,924
Siriuspoint Ltd. (a)	26,258	199,298
Stewart Information Services Corp.	9,323	445,360
The Travelers Companies, Inc.	77,177	14,750,068
Tiptree, Inc.	7,702	115,607
Trean Insurance Group, Inc. (a)	4,901	29,847
Trupanion, Inc. (a)(b)	11,963	706,056
United Fire Group, Inc.	6,586	207,393
Universal Insurance Holdings, Inc.	8,298	105,717
Unum Group	61,339	2,578,078
W.R. Berkley Corp.	67,444	4,730,522
White Mountains Insurance Group Ltd.	832	1,271,263
Willis Towers Watson PLC	35,560	9,038,996
		325,121,906
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	9,458	63,842
AGNC Investment Corp.	187,252	2,172,123
Annaly Capital Management, Inc.	153,134	3,594,055
Apollo Commercial Real Estate Finance, Inc.	42,824	521,168
Arbor Realty Trust, Inc.	57,778	862,626
Ares Commercial Real Estate Corp.	18,967	232,915
Armour Residential REIT, Inc.	45,033	282,807
Blackstone Mortgage Trust, Inc.	56,623	1,349,892
BrightSpire Capital, Inc.	28,318	215,783
Broadmark Realty Capital, Inc.	40,095	175,616
Cherry Hill Mortgage Investment Corp.	4,889	34,174
Chimera Investment Corp.	79,963	582,930
Dynex Capital, Inc.	15,550	224,076
Ellington Financial LLC	17,439	239,437
Ellington Residential Mortgage REIT	4,470	35,358
Franklin BSP Realty Trust, Inc. (b)	26,231	380,350
Granite Point Mortgage Trust, Inc.	16,503	110,240
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,004	1,070,538
Invesco Mortgage Capital, Inc.	12,126	178,131
KKR Real Estate Finance Trust, Inc.	19,207	305,968
Ladder Capital Corp. Class A	35,608	398,810
MFA Financial, Inc.	30,817	366,414
New York Mortgage Trust, Inc.	115,398	360,042
Orchid Island Capital, Inc.	10,997	134,053
PennyMac Mortgage Investment Trust	28,153	429,333
Ready Capital Corp.	33,658	445,295
Redwood Trust, Inc.	39,381	329,225
Rithm Capital Corp.	154,352	1,452,452
Sachem Capital Corp.	9,413	35,769
Starwood Property Trust, Inc.	102,836	2,148,244
TPG RE Finance Trust, Inc.	17,650	153,732
Two Harbors Investment Corp.	28,614	513,335
		19,398,733
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	17,235	829,348
Blue Foundry Bancorp (a)	9,232	109,676
Capitol Federal Financial, Inc.	42,319	354,210
Columbia Financial, Inc. (a)	10,687	212,137
Essent Group Ltd.	35,647	1,569,537
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	3,144	418,058
Hingham Institution for Savings	463	135,353
Kearny Financial Corp.	21,286	199,663
Merchants Bancorp	7,630	219,515
MGIC Investment Corp.	98,168	1,386,132
Mr. Cooper Group, Inc. (a)	23,168	1,065,496
New York Community Bancorp, Inc.	223,345	2,231,217
NMI Holdings, Inc. (a)	27,757	644,795
Northfield Bancorp, Inc.	14,808	221,380
Ocwen Financial Corp. (a)(b)	2,520	90,720
PennyMac Financial Services, Inc.	10,009	674,807
Provident Financial Services, Inc.	24,202	567,779
Radian Group, Inc.	51,423	1,136,448
Rocket Companies, Inc. (b)	41,228	387,955
Southern Missouri Bancorp, Inc.	2,388	115,627
TFS Financial Corp. (b)	16,063	228,898
Trustco Bank Corp., New York	5,797	208,170
UWM Holdings Corp. Class A (b)	27,849	127,548
Walker & Dunlop, Inc.	9,858	940,256
Waterstone Financial, Inc.	7,883	126,916
WSFS Financial Corp.	20,579	994,171
		15,195,812
TOTAL FINANCIALS		1,635,805,949
HEALTH CARE - 14.4%
Biotechnology - 2.8%
2seventy bio, Inc. (a)	12,594	171,278
4D Molecular Therapeutics, Inc. (a)	9,072	190,966
AbbVie, Inc.	581,929	85,980,010
ACADIA Pharmaceuticals, Inc. (a)	40,567	771,990
Adicet Bio, Inc. (a)	10,318	94,410
ADMA Biologics, Inc. (a)	57,340	211,585
Adverum Biotechnologies, Inc. (a)	19,121	12,450
Agenus, Inc. (a)	93,183	243,208
Agios Pharmaceuticals, Inc. (a)	17,727	522,592
Akero Therapeutics, Inc. (a)	10,481	518,810
Alaunos Therapeutics, Inc. (a)(b)	66,272	48,949
Albireo Pharma, Inc. (a)	5,944	265,459
Aldeyra Therapeutics, Inc. (a)	17,662	104,206
Alector, Inc. (a)	19,221	169,529
Alkermes PLC (a)	54,715	1,567,038
Allakos, Inc. (a)	23,765	176,574
Allogene Therapeutics, Inc. (a)(b)	29,903	230,851
Allovir, Inc. (a)(b)	15,355	88,752
Alnylam Pharmaceuticals, Inc. (a)	40,690	9,212,216
Altimmune, Inc. (a)(b)	13,978	190,660
ALX Oncology Holdings, Inc. (a)	6,045	56,219
Amgen, Inc.	175,633	44,329,769
Amicus Therapeutics, Inc. (a)	81,270	1,059,761
AnaptysBio, Inc. (a)(b)	6,176	153,721
Anavex Life Sciences Corp. (a)(b)	26,175	284,522
Anika Therapeutics, Inc. (a)	4,130	128,071
Apellis Pharmaceuticals, Inc. (a)	30,596	1,613,327
Arbutus Biopharma Corp. (a)(b)	46,823	140,937
Arcturus Therapeutics Holdings, Inc. (a)	8,899	188,036
Arcus Biosciences, Inc. (a)	17,162	371,214
Arcutis Biotherapeutics, Inc. (a)	13,101	217,084
Ardelyx, Inc. (a)(b)	62,876	184,227
Arrowhead Pharmaceuticals, Inc. (a)	35,771	1,251,627
Ars Pharmaceuticals, Inc. (a)	12,721	87,266
Assembly Biosciences, Inc. (a)	10,537	18,334
Atara Biotherapeutics, Inc. (a)	27,700	140,439
Atossa Therapeutics, Inc. (a)(b)	38,462	30,800
Aura Biosciences, Inc. (a)	5,348	55,673
Avid Bioservices, Inc. (a)	22,024	348,640
Avidity Biosciences, Inc. (a)(b)	22,106	523,912
Avita Medical, Inc. (a)(b)	6,299	58,833
Beam Therapeutics, Inc. (a)(b)	19,063	828,287
BioAtla, Inc. (a)(b)	11,502	43,593
BioCryst Pharmaceuticals, Inc. (a)	59,536	628,105
Biogen, Inc. (a)	47,378	13,782,260
Biohaven Ltd. (a)	21,367	407,896
BioMarin Pharmaceutical, Inc. (a)	61,004	7,036,811
BioXcel Therapeutics, Inc. (a)	6,995	199,497
bluebird bio, Inc. (a)	24,287	154,222
Blueprint Medicines Corp. (a)	19,885	929,425
BridgeBio Pharma, Inc. (a)(b)	37,966	352,324
C4 Therapeutics, Inc. (a)(b)	13,378	104,215
Cardiff Oncology, Inc. (a)	20,207	36,171
CareDx, Inc. (a)	16,174	241,640
Caribou Biosciences, Inc. (a)	18,255	131,619
Catalyst Pharmaceutical Partners, Inc. (a)	30,558	473,343
Cel-Sci Corp. (a)(b)	12,885	33,759
Celldex Therapeutics, Inc. (a)	15,732	693,152
Century Therapeutics, Inc. (a)	7,849	35,870
Cerevel Therapeutics Holdings (a)	20,676	706,085
Checkpoint Therapeutics, Inc. (a)(b)	1,609	8,013
Chimerix, Inc. (a)	24,476	43,323
Chinook Therapeutics, Inc. (a)	15,350	387,895
Cogent Biosciences, Inc. (a)	21,286	320,567
Coherus BioSciences, Inc. (a)	19,242	163,172
Concert Pharmaceuticals, Inc. (a)	14,368	119,829
Crinetics Pharmaceuticals, Inc. (a)	13,926	273,089
CRISPR Therapeutics AG (a)(b)	25,842	1,318,459
CTI BioPharma Corp. (a)	36,399	201,286
Cue Biopharma, Inc. (a)	8,332	28,495
Cullinan Oncology, Inc. (a)	12,040	140,146
Curis, Inc. (a)	38,247	28,039
Cytokinetics, Inc. (a)	31,240	1,327,075
CytomX Therapeutics, Inc. (a)(b)	16,848	45,490
Day One Biopharmaceuticals, Inc. (a)	9,072	197,497
Deciphera Pharmaceuticals, Inc. (a)	15,336	260,865
Denali Therapeutics, Inc. (a)	36,568	1,106,913
DermTech, Inc. (a)(b)	6,917	37,352
Design Therapeutics, Inc. (a)(b)	10,115	79,403
Dynavax Technologies Corp. (a)(b)	37,304	424,520
Dyne Therapeutics, Inc. (a)	7,475	109,135
Eagle Pharmaceuticals, Inc. (a)	3,834	130,126
Editas Medicine, Inc. (a)(b)	21,325	210,904
Eiger Biopharmaceuticals, Inc. (a)	12,266	23,305
Emergent BioSolutions, Inc. (a)	13,974	184,317
Enanta Pharmaceuticals, Inc. (a)	6,059	323,429
Entrada Therapeutics, Inc. (a)	5,762	70,008
Erasca, Inc. (a)	20,892	83,568
Evelo Biosciences, Inc. (a)(b)	11,253	11,703
Exact Sciences Corp. (a)	58,258	3,933,580
Exelixis, Inc. (a)	107,314	1,890,873
Fate Therapeutics, Inc. (a)	25,577	152,439
FibroGen, Inc. (a)	27,992	660,611
Foghorn Therapeutics, Inc. (a)	6,298	54,163
G1 Therapeutics, Inc. (a)	10,843	86,527
Generation Bio Co. (a)(b)	13,073	77,131
Geron Corp. (a)	108,634	358,492
Gilead Sciences, Inc.	412,287	34,607,371
Gossamer Bio, Inc. (a)(b)	25,036	66,095
Gritstone Bio, Inc. (a)	26,754	85,078
Halozyme Therapeutics, Inc. (a)	44,389	2,298,019
Heron Therapeutics, Inc. (a)(b)	31,910	86,476
Homology Medicines, Inc. (a)	11,181	17,554
Horizon Therapeutics PLC (a)	74,527	8,177,102
Humacyte, Inc. Class A (a)(b)	19,100	50,233
Icosavax, Inc. (a)	7,220	76,171
Ideaya Biosciences, Inc. (a)(b)	13,934	237,296
IGM Biosciences, Inc. (a)(b)	2,824	64,190
Immunic, Inc. (a)(b)	5,487	13,169
ImmunityBio, Inc. (a)(b)	34,946	132,795
ImmunoGen, Inc. (a)	66,040	303,784
Immunovant, Inc. (a)	18,386	326,719
Incyte Corp. (a)	60,571	5,157,015
Inhibrx, Inc. (a)(b)	10,176	254,400
Inmune Bio, Inc. (a)(b)	5,280	45,302
Inovio Pharmaceuticals, Inc. (a)(b)	91,783	152,360
Insmed, Inc. (a)	45,045	969,819
Intellia Therapeutics, Inc. (a)	28,327	1,202,198
Intercept Pharmaceuticals, Inc. (a)(b)	12,365	225,785
Invivyd, Inc. (a)	21,425	48,849
Ionis Pharmaceuticals, Inc. (a)	47,031	1,875,126
Iovance Biotherapeutics, Inc. (a)	42,691	339,820
Ironwood Pharmaceuticals, Inc. Class A (a)	44,448	512,041
iTeos Therapeutics, Inc. (a)	8,517	178,005
Iveric Bio, Inc. (a)	42,168	974,081
Janux Therapeutics, Inc. (a)	6,701	148,829
Jounce Therapeutics, Inc. (a)	10,317	12,071
Kalvista Pharmaceuticals, Inc. (a)	8,523	67,843
Karuna Therapeutics, Inc. (a)	9,081	1,810,661
Karyopharm Therapeutics, Inc. (a)(b)	21,476	70,871
Keros Therapeutics, Inc. (a)	5,452	319,324
Kezar Life Sciences, Inc. (a)	15,863	113,738
Kiniksa Pharmaceuticals Ltd. (a)	9,303	134,521
Kinnate Biopharma, Inc. (a)	4,729	35,609
Kodiak Sciences, Inc. (a)	9,832	79,443
Kronos Bio, Inc. (a)(b)	11,849	28,438
Krystal Biotech, Inc. (a)(b)	7,279	605,030
Kura Oncology, Inc. (a)	20,016	276,621
Kymera Therapeutics, Inc. (a)	12,873	481,193
Lexicon Pharmaceuticals, Inc. (a)	27,882	62,456
Lineage Cell Therapeutics, Inc. (a)(b)	35,265	51,487
Macrogenics, Inc. (a)	19,378	111,811
Madrigal Pharmaceuticals, Inc. (a)	3,991	1,150,406
MannKind Corp. (a)(b)	89,792	491,162
Mersana Therapeutics, Inc. (a)	30,006	197,439
MiMedx Group, Inc. (a)	34,075	131,870
Mirati Therapeutics, Inc. (a)	17,118	914,272
Mirum Pharmaceuticals, Inc. (a)	8,094	190,047
Moderna, Inc. (a)	108,788	19,153,215
Monte Rosa Therapeutics, Inc. (a)	10,671	78,965
Morphic Holding, Inc. (a)	10,248	335,417
Myovant Sciences Ltd. (a)(b)	14,387	386,723
Myriad Genetics, Inc. (a)	26,109	514,869
Natera, Inc. (a)(b)	36,031	1,546,811
NeoImmuneTech, Inc. unit (a)	18,440	57,155
Neurocrine Biosciences, Inc. (a)	31,595	3,504,833
NextCure, Inc. (a)(b)	6,405	10,696
Nkarta, Inc. (a)(b)	9,727	51,845
Novavax, Inc. (a)(b)	24,926	271,943
Nurix Therapeutics, Inc. (a)	13,272	163,113
Nuvalent, Inc. Class A (a)	8,749	264,657
Ocugen, Inc. (a)(b)	64,873	82,389
Olema Pharmaceuticals, Inc. (a)	7,969	38,490
Omniab, Inc. (c)	2,111	6,586
Omniab, Inc. (c)	2,111	6,227
Organogenesis Holdings, Inc. Class A (a)	19,995	51,187
ORIC Pharmaceuticals, Inc. (a)(b)	8,946	50,634
Outlook Therapeutics, Inc. (a)(b)	44,504	51,180
PDL BioPharma, Inc. (a)(c)	20,940	26,384
PDS Biotechnology Corp. (a)	9,991	83,225
PepGen, Inc.	4,171	65,151
Pieris Pharmaceuticals, Inc. (a)(b)	14,039	22,462
PMV Pharmaceuticals, Inc. (a)(b)	10,036	82,295
Point Biopharma Global, Inc. (a)(b)	27,108	216,864
Praxis Precision Medicines, Inc. (a)(b)	9,597	47,793
Precigen, Inc. (a)	28,484	46,144
Precision BioSciences, Inc. (a)	24,553	28,481
Prometheus Biosciences, Inc. (a)	11,315	1,286,063
Protagonist Therapeutics, Inc. (a)	13,996	186,007
Prothena Corp. PLC (a)	13,128	742,388
PTC Therapeutics, Inc. (a)	23,744	1,089,612
Puma Biotechnology, Inc. (a)	11,360	48,848
RAPT Therapeutics, Inc. (a)	6,831	198,441
Recursion Pharmaceuticals, Inc. (a)(b)	43,844	365,221
Regeneron Pharmaceuticals, Inc. (a)	35,250	26,736,068
REGENXBIO, Inc. (a)	11,491	266,706
Relay Therapeutics, Inc. (a)	28,643	614,679
Repligen Corp. (a)	17,053	3,159,921
Replimune Group, Inc. (a)	10,499	292,397
Revolution Medicines, Inc. (a)	24,480	654,595
Rhythm Pharmaceuticals, Inc. (a)	14,763	403,768
Rigel Pharmaceuticals, Inc. (a)	51,477	84,422
Rocket Pharmaceuticals, Inc. (a)	19,543	424,669
Sage Therapeutics, Inc. (a)	16,969	752,405
Sana Biotechnology, Inc. (a)(b)	25,993	118,528
Sangamo Therapeutics, Inc. (a)	39,552	138,036
Sarepta Therapeutics, Inc. (a)	28,807	3,600,011
Scholar Rock Holding Corp. (a)(b)	12,532	151,637
Seagen, Inc. (a)	45,502	6,346,619
Selecta Biosciences, Inc. (a)(b)	43,098	76,283
Seres Therapeutics, Inc. (a)	30,797	168,460
Sesen Bio, Inc. (a)	58,324	36,062
Shattuck Labs, Inc. (a)	7,975	33,256
Sorrento Therapeutics, Inc. (a)	162,447	155,705
Spectrum Pharmaceuticals, Inc. (a)(b)	56,887	39,821
SpringWorks Therapeutics, Inc. (a)	14,951	469,461
Stoke Therapeutics, Inc. (a)	6,673	66,463
Surface Oncology, Inc. (a)	19,680	18,385
Sutro Biopharma, Inc. (a)	18,800	136,112
Syndax Pharmaceuticals, Inc. (a)	21,316	611,769
Taysha Gene Therapies, Inc. (a)	6,954	11,405
TCR2 Therapeutics, Inc. (a)	7,559	10,961
Tenaya Therapeutics, Inc. (a)	4,291	14,675
TG Therapeutics, Inc. (a)	46,031	701,052
Travere Therapeutics, Inc. (a)	17,536	392,806
Twist Bioscience Corp. (a)	19,242	552,053
Tyra Biosciences, Inc. (a)(b)	3,387	35,970
Ultragenyx Pharmaceutical, Inc. (a)	23,384	1,059,997
uniQure B.V. (a)	13,598	288,958
United Therapeutics Corp. (a)	14,911	3,924,128
Vanda Pharmaceuticals, Inc. (a)	19,438	149,284
Vaxart, Inc. (a)(b)	41,382	44,693
Vaxcyte, Inc. (a)	20,828	944,550
VBI Vaccines, Inc. (a)(b)	79,695	46,382
Veracyte, Inc. (a)	24,322	611,212
Verastem, Inc. (a)	56,724	36,695
Vericel Corp. (a)	15,829	434,823
Vertex Pharmaceuticals, Inc. (a)	84,469	27,291,934
Verve Therapeutics, Inc. (a)(b)	13,141	298,958
Viking Therapeutics, Inc. (a)	24,569	215,224
Vir Biotechnology, Inc. (a)	25,411	750,895
Viridian Therapeutics, Inc. (a)	13,210	482,429
Voyager Therapeutics, Inc. (a)	10,924	103,123
Xencor, Inc. (a)	19,377	637,891
Y-mAbs Therapeutics, Inc. (a)	10,575	47,482
Zentalis Pharmaceuticals, Inc. (a)	15,016	354,378
		375,826,463
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	573,380	63,387,159
Accuray, Inc. (a)(b)	27,014	68,075
Align Technology, Inc. (a)	23,981	6,468,395
Alphatec Holdings, Inc. (a)	23,486	305,788
Angiodynamics, Inc. (a)	11,711	152,477
Apollo Endosurgery, Inc. (a)(b)	13,018	127,967
Artivion, Inc. (a)	12,065	157,328
Asensus Surgical, Inc. (a)(b)	84,927	67,942
Atricure, Inc. (a)	14,905	645,088
Atrion Corp.	420	288,666
Avanos Medical, Inc. (a)	15,805	484,265
AxoGen, Inc. (a)	13,463	127,495
Axonics Modulation Technologies, Inc. (a)	16,356	1,004,258
Baxter International, Inc.	166,090	7,588,652
Becton, Dickinson & Co.	93,806	23,659,749
Beyond Air, Inc. (a)(b)	8,539	55,930
Bioventus, Inc. (a)(b)	13,781	27,011
Boston Scientific Corp. (a)	470,937	21,780,836
Butterfly Network, Inc. Class A (a)(b)	45,823	126,013
Cardiovascular Systems, Inc. (a)	12,989	181,067
Cerus Corp. (a)	53,786	168,888
ClearPoint Neuro, Inc. (a)(b)	5,169	49,157
Co.-Diagnostics, Inc. (a)(b)	8,822	28,583
CONMED Corp.	10,172	974,071
Cutera, Inc. (a)(b)	6,066	211,279
DarioHealth Corp. (a)(b)	5,470	30,304
Dentsply Sirona, Inc.	70,930	2,612,352
DexCom, Inc. (a)	127,192	13,620,991
Edwards Lifesciences Corp. (a)	203,555	15,612,669
Embecta Corp.	19,393	511,781
Enovis Corp. (a)	15,463	973,396
Envista Holdings Corp. (a)	53,687	2,093,256
Figs, Inc. Class A (a)	41,820	374,289
GE HealthCare Technologies, Inc. (a)	119,605	8,314,940
Glaukos Corp. (a)	16,036	786,566
Globus Medical, Inc. (a)	25,519	1,926,685
Haemonetics Corp. (a)	16,604	1,404,698
Heska Corp. (a)	3,328	297,656
Hologic, Inc. (a)	82,094	6,679,989
ICU Medical, Inc. (a)(b)	6,515	1,258,893
IDEXX Laboratories, Inc. (a)	27,251	13,094,106
Inari Medical, Inc. (a)	15,990	912,230
Inogen, Inc. (a)	8,109	189,183
Inspire Medical Systems, Inc. (a)	9,490	2,401,539
Insulet Corp. (a)	22,883	6,574,744
Integer Holdings Corp. (a)	10,886	716,408
Integra LifeSciences Holdings Corp. (a)	24,117	1,381,904
Intuitive Surgical, Inc. (a)	116,358	28,587,997
IRadimed Corp.	2,130	79,662
iRhythm Technologies, Inc. (a)	9,952	978,282
Lantheus Holdings, Inc. (a)	22,623	1,300,823
LeMaitre Vascular, Inc.	6,572	310,067
LivaNova PLC (a)	17,833	1,002,215
Masimo Corp. (a)	15,825	2,691,516
Medtronic PLC	437,556	36,619,062
Meridian Bioscience, Inc. (a)	14,694	499,596
Merit Medical Systems, Inc. (a)	18,516	1,321,117
Mesa Laboratories, Inc.	1,579	307,179
Neogen Corp. (a)	72,137	1,544,453
Nevro Corp. (a)	11,889	436,564
Novocure Ltd. (a)(b)	29,521	2,691,725
NuVasive, Inc. (a)	17,366	791,890
Omnicell, Inc. (a)	14,975	830,663
OraSure Technologies, Inc. (a)	21,610	120,584
Orthofix International NV (a)	11,495	248,637
OrthoPediatrics Corp. (a)	5,597	263,787
Outset Medical, Inc. (a)	15,945	448,373
Owlet, Inc. (a)(b)	21,633	8,839
Penumbra, Inc. (a)	12,458	3,119,608
PROCEPT BioRobotics Corp. (a)	10,494	408,112
Pulmonx Corp. (a)(b)	11,674	103,782
QuidelOrtho Corp. (a)	17,615	1,508,020
ResMed, Inc.	48,167	10,999,898
Semler Scientific, Inc. (a)	2,238	87,752
Senseonics Holdings, Inc. (a)(b)	147,041	166,156
Shockwave Medical, Inc. (a)	11,871	2,230,917
SI-BONE, Inc. (a)(b)	9,534	162,364
Sight Sciences, Inc. (a)(b)	9,593	110,415
Silk Road Medical, Inc. (a)	12,605	685,208
SmileDirectClub, Inc. (a)(b)	28,595	16,302
Staar Surgical Co. (a)	15,936	1,124,285
Stereotaxis, Inc. (a)	15,519	33,831
STERIS PLC	32,896	6,793,353
Stryker Corp.	110,885	28,143,722
SurModics, Inc. (a)	4,498	126,439
Tactile Systems Technology, Inc. (a)	5,822	75,511
Tandem Diabetes Care, Inc. (a)	21,240	865,318
Teleflex, Inc.	15,438	3,757,918
The Cooper Companies, Inc.	16,206	5,654,760
TransMedics Group, Inc. (a)	10,642	670,659
Treace Medical Concepts, Inc. (a)	10,616	245,123
UFP Technologies, Inc. (a)	2,093	238,037
Utah Medical Products, Inc.	1,086	100,053
Varex Imaging Corp. (a)	11,910	255,946
Vicarious Surgical, Inc. (a)(b)	15,724	42,612
ViewRay, Inc. (a)	48,669	223,391
Zimmer Biomet Holdings, Inc.	69,162	8,807,089
Zimvie, Inc. (a)	6,376	62,549
Zomedica Corp. (a)(b)	318,952	87,935
Zynex, Inc. (b)	6,904	97,554
		367,992,368
Health Care Providers & Services - 3.1%
1Life Healthcare, Inc. (a)	54,435	870,416
23andMe Holding Co. Class A (a)(b)	101,077	252,693
Acadia Healthcare Co., Inc. (a)	29,880	2,510,518
Accolade, Inc. (a)	19,940	232,700
AdaptHealth Corp. (a)(b)	24,801	531,485
Addus HomeCare Corp. (a)	5,161	554,911
Agiliti, Inc. (a)(b)	11,454	211,326
Amedisys, Inc. (a)	10,828	1,046,634
AmerisourceBergen Corp.	53,261	8,998,979
AMN Healthcare Services, Inc. (a)	14,308	1,371,279
Apollo Medical Holdings, Inc. (a)(b)	12,573	448,102
ATI Physical Therapy, Inc. (a)(b)	17,845	7,852
Aveanna Healthcare Holdings, Inc. (a)	13,072	15,948
Brookdale Senior Living, Inc. (a)	56,553	162,873
Cano Health, Inc. (a)	60,882	84,017
Cardinal Health, Inc.	86,533	6,684,674
CareMax, Inc. Class A (a)	20,985	98,420
Castle Biosciences, Inc. (a)	7,503	203,181
Centene Corp. (a)	186,179	14,194,317
Chemed Corp.	4,881	2,465,588
Cigna Corp.	100,591	31,854,152
Clover Health Investments Corp. (a)	97,163	129,227
Community Health Systems, Inc. (a)	38,872	202,912
Corvel Corp. (a)	2,875	512,210
Cross Country Healthcare, Inc. (a)	12,452	345,543
CVS Health Corp.	432,402	38,146,504
DaVita HealthCare Partners, Inc. (a)	18,168	1,496,862
DocGo, Inc. Class A (a)(b)	26,272	262,720
Elevance Health, Inc.	78,594	39,296,214
Encompass Health Corp.	32,801	2,048,422
Enhabit Home Health & Hospice (a)	17,436	267,817
Fulgent Genetics, Inc. (a)	6,110	206,396
GeneDx Holdings Corp. Class A (a)	83,854	35,621
Guardant Health, Inc. (a)	33,868	1,064,471
HCA Holdings, Inc.	69,783	17,799,550
HealthEquity, Inc. (a)	27,793	1,691,204
Henry Schein, Inc. (a)	44,381	3,823,423
Hims & Hers Health, Inc. (a)(b)	39,481	326,903
Humana, Inc.	41,686	21,330,726
InfuSystems Holdings, Inc. (a)	5,587	55,982
Invitae Corp. (a)(b)	70,425	166,203
Laboratory Corp. of America Holdings	29,060	7,326,607
LHC Group, Inc. (a)	10,164	1,612,010
McKesson Corp.	46,668	17,672,238
Modivcare, Inc. (a)	4,063	435,797
Molina Healthcare, Inc. (a)	19,168	5,977,157
National Healthcare Corp.	4,131	245,960
National Research Corp. Class A	4,204	195,150
Oak Street Health, Inc. (a)(b)	38,396	1,115,788
Opko Health, Inc. (a)	125,408	161,776
Option Care Health, Inc. (a)	51,079	1,474,651
Owens & Minor, Inc.	24,735	488,269
Patterson Companies, Inc.	29,184	881,065
Pediatrix Medical Group, Inc. (a)	26,513	406,975
Pennant Group, Inc. (a)	8,357	108,140
PetIQ, Inc. Class A (a)	7,858	93,039
Premier, Inc.	39,497	1,317,620
Privia Health Group, Inc. (a)	15,810	427,502
Progyny, Inc. (a)	25,300	870,067
Quest Diagnostics, Inc.	37,580	5,579,878
R1 Rcm, Inc. (a)	44,598	638,197
RadNet, Inc. (a)	15,536	327,033
Select Medical Holdings Corp.	34,738	1,009,834
Surgery Partners, Inc. (a)	20,851	692,253
Talkspace, Inc. Class A (a)	30,074	24,579
Tenet Healthcare Corp. (a)	36,176	1,984,254
The Ensign Group, Inc.	18,390	1,714,868
The Joint Corp. (a)	4,563	82,910
U.S. Physical Therapy, Inc.	4,215	417,917
UnitedHealth Group, Inc.	307,386	153,444,017
Universal Health Services, Inc. Class B	21,041	3,118,487
		411,853,013
Health Care Technology - 0.1%
American Well Corp. (a)	80,468	319,458
Certara, Inc. (a)	35,666	691,920
Computer Programs & Systems, Inc. (a)	5,009	147,164
Definitive Healthcare Corp. (a)(b)	12,689	157,090
Doximity, Inc. (a)(b)	37,557	1,324,635
Evolent Health, Inc. (a)	30,544	984,128
GoodRx Holdings, Inc. (a)(b)	30,202	168,829
Health Catalyst, Inc. (a)	17,674	245,669
HealthStream, Inc. (a)	8,543	206,570
iCAD, Inc. (a)	5,426	12,426
MultiPlan Corp. Class A (a)(b)	73,944	97,606
Nextgen Healthcare, Inc. (a)	16,753	318,642
Phreesia, Inc. (a)	17,282	647,902
Schrodinger, Inc. (a)	18,235	440,922
Sharecare, Inc. Class A (a)(b)	100,938	256,383
Simulations Plus, Inc.	4,935	203,026
Tabula Rasa HealthCare, Inc. (a)(b)	7,947	48,238
Teladoc Health, Inc. (a)(b)	53,742	1,580,015
Veeva Systems, Inc. Class A (a)	46,124	7,866,448
Veradigm, Inc. (a)	36,080	646,193
		16,363,264
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	31,227	1,462,360
Adaptive Biotechnologies Corp. (a)	37,298	345,752
Agilent Technologies, Inc.	97,252	14,790,084
Avantor, Inc. (a)	220,870	5,278,793
Azenta, Inc. (a)	24,710	1,381,289
Berkeley Lights, Inc. (a)(b)	13,996	30,091
Bio-Rad Laboratories, Inc. Class A (a)	7,110	3,323,641
Bio-Techne Corp.	51,655	4,114,837
BioLife Solutions, Inc. (a)	11,899	278,913
BioNano Genomics, Inc. (a)(b)	91,524	165,658
Bruker Corp.	32,758	2,296,991
Charles River Laboratories International, Inc. (a)	16,706	4,063,735
ChromaDex, Inc. (a)(b)	16,213	31,777
Codexis, Inc. (a)	23,624	145,288
CryoPort, Inc. (a)	16,758	382,585
Danaher Corp.	215,593	56,998,477
Frontage Holdings Corp. (a)(d)	314,000	111,620
Illumina, Inc. (a)	51,746	11,083,993
Inotiv, Inc. (a)(b)	4,563	33,082
IQVIA Holdings, Inc. (a)	61,013	13,996,992
Maravai LifeSciences Holdings, Inc. (a)	34,916	511,869
Medpace Holdings, Inc. (a)	8,225	1,818,301
Mettler-Toledo International, Inc. (a)	7,363	11,286,890
Nanostring Technologies, Inc. (a)	13,993	148,046
Nautilus Biotechnology, Inc. (a)	14,937	29,277
NeoGenomics, Inc. (a)	42,721	507,525
Pacific Biosciences of California, Inc. (a)(b)	69,069	765,975
PerkinElmer, Inc.	41,657	5,729,087
Personalis, Inc. (a)	10,370	24,370
Quanterix Corp. (a)	10,285	145,327
Quantum-Si, Inc. (a)(b)	26,118	57,982
Science 37 Holdings, Inc. (a)	14,077	7,600
Seer, Inc. (a)	11,062	50,332
SomaLogic, Inc. Class A (a)	43,813	152,469
Sotera Health Co. (a)	33,004	568,989
Standard BioTools, Inc. (a)(b)	20,426	40,852
Syneos Health, Inc. (a)	33,860	1,216,251
Thermo Fisher Scientific, Inc.	129,027	73,587,969
Waters Corp. (a)	19,558	6,426,368
West Pharmaceutical Services, Inc.	24,407	6,482,499
		229,873,936
Pharmaceuticals - 3.9%
9 Meters Biopharma, Inc. (a)	1	2
Aclaris Therapeutics, Inc. (a)	16,091	271,938
Amneal Pharmaceuticals, Inc. (a)	31,218	68,680
Amphastar Pharmaceuticals, Inc. (a)	12,297	372,107
ANI Pharmaceuticals, Inc. (a)	4,131	184,780
Arvinas Holding Co. LLC (a)	15,735	515,636
Atea Pharmaceuticals, Inc. (a)	26,579	123,061
Athira Pharma, Inc. (a)	10,098	40,796
Axsome Therapeutics, Inc. (a)(b)	11,314	848,550
Bristol-Myers Squibb Co.	699,479	50,817,149
Cara Therapeutics, Inc. (a)(b)	16,619	194,110
Cassava Sciences, Inc. (a)(b)	12,024	336,672
Catalent, Inc. (a)	59,513	3,186,921
Citius Pharmaceuticals, Inc. (a)(b)	38,617	53,678
Clearside Biomedical, Inc. (a)	16,913	23,847
Collegium Pharmaceutical, Inc. (a)(b)	10,399	292,004
Corcept Therapeutics, Inc. (a)	30,798	704,042
CymaBay Therapeutics, Inc. (a)	23,832	199,950
DICE Therapeutics, Inc. (a)	11,286	358,556
Edgewise Therapeutics, Inc. (a)	14,107	144,315
Elanco Animal Health, Inc. (a)	147,609	2,026,672
Eli Lilly & Co.	259,448	89,289,029
Esperion Therapeutics, Inc. (a)	19,401	123,390
Evolus, Inc. (a)(b)	13,557	140,857
Eyepoint Pharmaceuticals, Inc. (a)(b)	7,957	37,080
Fulcrum Therapeutics, Inc. (a)	14,364	181,130
Harmony Biosciences Holdings, Inc. (a)	9,597	462,287
Innoviva, Inc. (a)(b)	23,415	296,200
Intra-Cellular Therapies, Inc. (a)	28,655	1,373,148
Jazz Pharmaceuticals PLC (a)	20,674	3,238,789
Johnson & Johnson	859,845	140,515,870
KemPharm, Inc. (a)(b)	9,240	50,450
Ligand Pharmaceuticals, Inc. Class B (a)	5,568	388,090
Liquidia Technologies, Inc. (a)(b)	15,713	103,706
Marinus Pharmaceuticals, Inc. (a)(b)	10,999	69,844
Merck & Co., Inc.	834,048	89,585,096
Nektar Therapeutics (a)	56,169	152,780
NGM Biopharmaceuticals, Inc. (a)	12,159	63,713
Nuvation Bio, Inc. (a)	44,595	109,704
Ocular Therapeutix, Inc. (a)	23,038	90,079
Omeros Corp. (a)(b)	19,278	55,906
Organon & Co.	83,866	2,526,883
Pacira Biosciences, Inc. (a)	14,595	573,146
Paratek Pharmaceuticals, Inc. (a)(b)	13,944	30,258
Perrigo Co. PLC	44,493	1,664,928
Pfizer, Inc.	1,847,418	81,581,979
Phathom Pharmaceuticals, Inc. (a)(b)	6,609	78,845
Phibro Animal Health Corp. Class A	6,283	96,758
Pliant Therapeutics, Inc. (a)	11,051	387,227
Prestige Brands Holdings, Inc. (a)	16,249	1,068,534
Provention Bio, Inc. (a)	24,693	213,841
Reata Pharmaceuticals, Inc. (a)(b)	8,863	384,034
Relmada Therapeutics, Inc. (a)	8,641	35,082
Revance Therapeutics, Inc. (a)	27,103	939,932
Royalty Pharma PLC	122,009	4,781,533
Scilex Holding Co.	17,231	122,357
Seelos Therapeutics, Inc. (a)(b)	37,595	30,531
SIGA Technologies, Inc. (b)	11,599	85,021
Supernus Pharmaceuticals, Inc. (a)	18,119	743,060
Theravance Biopharma, Inc. (a)	17,788	192,288
Theseus Pharmaceuticals, Inc. (a)	5,875	82,191
Ventyx Biosciences, Inc. (a)	9,333	391,986
Viatris, Inc.	396,784	4,824,893
Xeris Biopharma Holdings, Inc. (a)	34,104	42,289
Xeris Biopharma Holdings, Inc. rights (a)(c)	8,992	0
Zoetis, Inc. Class A	153,296	25,368,955
		513,337,165
TOTAL HEALTH CARE		1,915,246,209
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.7%
AAR Corp. (a)	10,584	544,441
Aerojet Rocketdyne Holdings, Inc. (a)	24,899	1,392,352
AeroVironment, Inc. (a)	8,319	740,141
AerSale Corp. (a)	5,099	94,892
Archer Aviation, Inc. Class A (a)(b)	44,165	128,079
Astra Space, Inc. Class A (a)(b)	38,863	24,709
Astronics Corp. (a)	9,891	146,881
Axon Enterprise, Inc. (a)	22,159	4,330,755
BWX Technologies, Inc.	30,101	1,831,947
Byrna Technologies, Inc. (a)(b)	4,506	43,888
Cadre Holdings, Inc.	5,048	115,549
Curtiss-Wright Corp.	12,516	2,075,153
Ducommun, Inc. (a)	3,558	205,581
General Dynamics Corp.	74,053	17,258,792
HEICO Corp.	12,741	2,178,074
HEICO Corp. Class A	23,284	3,112,605
Hexcel Corp.	27,907	1,969,676
Howmet Aerospace, Inc.	122,665	4,991,239
Huntington Ingalls Industries, Inc.	13,171	2,904,732
Kaman Corp.	8,677	218,834
Kratos Defense & Security Solutions, Inc. (a)	43,837	501,934
L3Harris Technologies, Inc.	62,645	13,457,399
Lockheed Martin Corp.	76,702	35,532,969
Maxar Technologies, Inc.	24,383	1,259,870
Mercury Systems, Inc. (a)	19,405	969,959
Momentus, Inc. Class A (a)(b)	23,554	21,316
Moog, Inc. Class A	9,227	879,518
National Presto Industries, Inc.	1,477	113,153
Northrop Grumman Corp.	47,652	21,350,002
Park Aerospace Corp.	7,178	99,846
Parsons Corp. (a)	10,782	469,233
Raytheon Technologies Corp.	483,436	48,271,085
Rocket Lab U.S.A., Inc. Class A (a)(b)	71,578	355,743
Spirit AeroSystems Holdings, Inc. Class A	34,735	1,255,670
Textron, Inc.	68,649	5,001,080
The Boeing Co. (a)	184,399	39,276,987
TransDigm Group, Inc.	17,036	12,227,589
Triumph Group, Inc. (a)	19,741	224,850
V2X, Inc. (a)	3,976	175,580
Virgin Galactic Holdings, Inc. (a)(b)	82,509	455,450
Woodward, Inc.	19,853	2,030,168
		228,237,721
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	18,749	530,784
Atlas Air Worldwide Holdings, Inc. (a)(b)	8,417	860,302
C.H. Robinson Worldwide, Inc.	38,532	3,859,750
Expeditors International of Washington, Inc.	52,668	5,696,044
FedEx Corp.	78,661	15,249,221
Forward Air Corp.	8,870	956,630
GXO Logistics, Inc. (a)	39,498	2,066,930
Hub Group, Inc. Class A (a)	10,924	931,489
United Parcel Service, Inc. Class B	240,086	44,471,130
		74,622,280
Airlines - 0.2%
Alaska Air Group, Inc. (a)	41,841	2,148,117
Allegiant Travel Co. (a)	5,409	465,336
American Airlines Group, Inc. (a)	213,165	3,440,483
Blade Air Mobility, Inc. (a)(b)	14,338	63,947
Delta Air Lines, Inc. (a)	212,467	8,307,460
Hawaiian Holdings, Inc. (a)	15,617	192,401
JetBlue Airways Corp. (a)	107,951	863,608
Joby Aviation, Inc. (a)(b)	93,150	411,723
SkyWest, Inc. (a)	17,295	359,044
Southwest Airlines Co.	194,556	6,959,268
Spirit Airlines, Inc.	38,249	758,860
Sun Country Airlines Holdings, Inc. (a)	12,035	224,693
United Airlines Holdings, Inc. (a)	107,078	5,242,539
Wheels Up Experience, Inc. Class A (a)	53,485	65,787
		29,503,266
Building Products - 0.6%
A.O. Smith Corp.	41,772	2,827,964
AAON, Inc.	14,004	1,068,785
Advanced Drain Systems, Inc.	20,997	2,117,337
Allegion PLC	28,875	3,394,256
American Woodmark Corp. (a)	5,011	287,080
Apogee Enterprises, Inc.	7,502	351,394
Armstrong World Industries, Inc.	14,990	1,160,376
Builders FirstSource, Inc. (a)	48,201	3,841,620
Carlisle Companies, Inc.	17,017	4,268,885
Carrier Global Corp.	275,334	12,535,957
CSW Industrials, Inc.	4,966	671,453
Fortune Brands Home & Security, Inc.	42,118	2,717,032
Gibraltar Industries, Inc. (a)	10,470	560,878
Griffon Corp.	15,286	624,892
Hayward Holdings, Inc. (a)(b)	33,627	453,628
Insteel Industries, Inc.	6,015	180,390
Janus International Group, Inc. (a)	25,835	284,185
Jeld-Wen Holding, Inc. (a)	27,474	347,546
Johnson Controls International PLC	226,638	15,767,206
Lennox International, Inc.	10,553	2,750,323
Masco Corp.	74,142	3,944,354
Masonite International Corp. (a)	7,046	642,736
MasterBrand, Inc. (a)	42,698	392,822
Owens Corning	30,648	2,962,129
PGT Innovations, Inc. (a)	19,379	420,524
Quanex Building Products Corp.	11,580	299,806
Resideo Technologies, Inc. (a)	49,150	945,155
Simpson Manufacturing Co. Ltd.	14,128	1,513,250
Tecnoglass, Inc.	6,528	223,519
The AZEK Co., Inc. (a)(b)	35,931	867,015
Trane Technologies PLC	75,686	13,556,876
Trex Co., Inc. (a)	36,393	1,918,639
UFP Industries, Inc.	20,441	1,912,256
View, Inc. Class A (a)(b)	26,144	21,438
Zurn Elkay Water Solutions Cor	48,396	1,057,937
		86,889,643
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	21,307	999,511
ACCO Brands Corp.	28,567	181,400
ACV Auctions, Inc. Class A (a)	39,379	385,914
Aris Water Solution, Inc. Class A (b)	9,119	141,253
Aurora Innovation, Inc. (a)(b)	119,581	217,637
Brady Corp. Class A	14,850	794,030
BrightView Holdings, Inc. (a)	13,371	106,299
Casella Waste Systems, Inc. Class A (a)	16,841	1,349,301
Cimpress PLC (a)	5,958	194,767
Cintas Corp.	28,388	12,596,891
Clean Harbors, Inc. (a)	16,591	2,161,807
Copart, Inc. (a)	141,313	9,412,859
CoreCivic, Inc. (a)	37,462	398,596
Deluxe Corp.	12,987	259,610
Driven Brands Holdings, Inc. (a)	17,789	519,261
Ennis, Inc.	8,567	181,963
Harsco Corp. (a)	23,894	189,718
Healthcare Services Group, Inc.	23,931	322,351
Heritage-Crystal Clean, Inc. (a)	5,026	186,967
HNI Corp.	13,022	413,709
IAA, Inc. (a)	43,910	1,832,364
Interface, Inc.	18,084	205,796
KAR Auction Services, Inc. (a)	37,020	539,011
Kimball International, Inc. Class B	13,170	97,458
Matthews International Corp. Class A	9,591	355,251
Millerknoll, Inc. (b)	25,184	601,394
Montrose Environmental Group, Inc. (a)(b)	8,715	472,004
MSA Safety, Inc.	12,185	1,661,912
Pitney Bowes, Inc. (b)	49,324	212,586
Republic Services, Inc.	67,574	8,434,587
Rollins, Inc.	76,181	2,772,988
SP Plus Corp. (a)	6,961	262,499
Steelcase, Inc. Class A	34,345	267,891
Stericycle, Inc. (a)	30,642	1,648,846
Tetra Tech, Inc.	17,307	2,691,585
The Brink's Co.	15,504	1,017,062
The GEO Group, Inc. (a)	39,389	452,974
UniFirst Corp.	4,888	969,975
Viad Corp. (a)	6,170	182,324
VSE Corp.	3,357	184,299
Waste Management, Inc.	122,803	19,001,308
		74,877,958
Construction & Engineering - 0.2%
AECOM	46,415	4,050,637
Ameresco, Inc. Class A (a)(b)	10,874	701,047
API Group Corp. (a)	66,887	1,487,567
Arcosa, Inc.	15,983	947,312
Argan, Inc.	4,635	180,719
Comfort Systems U.S.A., Inc.	11,786	1,426,577
Construction Partners, Inc. Class A (a)	13,132	371,504
Dycom Industries, Inc. (a)	9,765	931,288
EMCOR Group, Inc.	15,648	2,319,816
Fluor Corp. (a)	46,658	1,714,682
Granite Construction, Inc.	14,192	604,295
Great Lakes Dredge & Dock Corp. (a)	20,417	140,469
IES Holdings, Inc. (a)	2,725	108,482
MasTec, Inc. (a)	19,381	1,903,796
Matrix Service Co. (a)	7,553	60,953
MDU Resources Group, Inc.	66,471	2,054,619
MYR Group, Inc. (a)	5,498	544,632
Northwest Pipe Co. (a)	3,168	118,483
Primoris Services Corp.	17,943	477,284
Quanta Services, Inc.	47,159	7,177,128
Sterling Construction Co., Inc. (a)	10,313	375,290
Tutor Perini Corp. (a)	13,797	126,518
Valmont Industries, Inc.	7,122	2,348,337
Willscot Mobile Mini Holdings (a)	68,703	3,329,347
		33,500,782
Electrical Equipment - 0.7%
Acuity Brands, Inc.	10,478	1,975,313
Advent Technologies Holdings, Inc. Class A (a)(b)	16,161	30,706
American Superconductor Corp. (a)	9,005	48,897
AMETEK, Inc.	75,811	10,986,530
Array Technologies, Inc. (a)	46,062	1,023,958
Atkore, Inc. (a)	13,606	1,772,182
AZZ, Inc.	8,538	362,694
Babcock & Wilcox Enterprises, Inc. (a)	24,589	163,271
Beam Global (a)(b)	2,551	44,413
Bloom Energy Corp. Class A (a)(b)	58,993	1,470,695
ChargePoint Holdings, Inc. Class A (a)(b)	86,590	1,051,203
Eaton Corp. PLC	130,685	21,198,414
Emerson Electric Co.	194,440	17,542,377
Encore Wire Corp.	6,113	986,822
Energous Corp. (a)(b)	41,860	34,325
EnerSys	13,639	1,132,310
Enovix Corp. (a)(b)	35,723	283,641
Eos Energy Enterprises, Inc. (a)(b)	17,544	25,790
ESS Tech, Inc. Class A (a)(b)	18,654	41,225
Fluence Energy, Inc. (a)(b)	12,474	301,122
FTC Solar, Inc. (a)(b)	7,623	20,963
FuelCell Energy, Inc. (a)(b)	139,857	511,877
Generac Holdings, Inc. (a)	20,928	2,523,917
GrafTech International Ltd.	60,235	393,937
Hubbell, Inc. Class B	17,589	4,026,298
KULR Technology Group, Inc. (a)(b)	24,540	31,411
nVent Electric PLC	54,937	2,183,746
Plug Power, Inc. (a)(b)	173,642	2,955,387
Powell Industries, Inc.	3,022	119,973
Regal Rexnord Corp.	21,666	3,015,907
Rockwell Automation, Inc.	37,966	10,707,551
Sensata Technologies, Inc. PLC	50,391	2,562,382
Shoals Technologies Group, Inc. (a)	44,615	1,244,312
Stem, Inc. (a)(b)	46,583	459,308
SunPower Corp. (a)(b)	28,907	503,849
Sunrun, Inc. (a)	69,519	1,826,959
Thermon Group Holdings, Inc. (a)	10,840	250,621
TPI Composites, Inc. (a)	14,195	185,245
Vertiv Holdings Co.	100,216	1,425,072
Vicor Corp. (a)	7,043	488,995
		95,913,598
Industrial Conglomerates - 0.7%
3M Co.	181,711	20,911,302
General Electric Co.	359,706	28,949,139
Honeywell International, Inc.	221,207	46,117,235
		95,977,676
Machinery - 2.1%
3D Systems Corp. (a)(b)	44,401	482,195
AGCO Corp.	20,371	2,813,846
Agrify Corp. (a)	1	1
Alamo Group, Inc.	3,311	518,072
Albany International Corp. Class A	10,001	1,121,612
Allison Transmission Holdings, Inc.	30,008	1,352,761
Altra Industrial Motion Corp.	21,282	1,299,692
Astec Industries, Inc.	7,823	345,307
Barnes Group, Inc.	16,606	734,982
Berkshire Grey, Inc. Class A (a)(b)	15,564	17,587
Blue Bird Corp. (a)	5,917	85,797
Caterpillar, Inc.	171,149	43,179,181
Chart Industries, Inc. (a)	13,724	1,838,742
CIRCOR International, Inc. (a)	5,950	164,518
Columbus McKinnon Corp. (NY Shares)	8,981	322,867
Commercial Vehicle Group, Inc. (a)	8,737	73,216
Crane Holdings Co.	15,838	1,835,783
Cummins, Inc.	46,380	11,573,665
Deere & Co.	90,331	38,195,560
Desktop Metal, Inc. (a)(b)	76,434	128,409
Donaldson Co., Inc.	40,158	2,503,851
Douglas Dynamics, Inc.	6,954	281,011
Dover Corp.	46,040	6,990,253
Energy Recovery, Inc. (a)	18,136	401,350
Enerpac Tool Group Corp. Class A	18,461	489,955
EnPro Industries, Inc.	6,632	802,936
ESAB Corp.	17,139	990,806
ESCO Technologies, Inc.	8,371	824,041
Evoqua Water Technologies Corp. (a)	40,170	1,948,647
Federal Signal Corp.	20,226	1,077,035
Flowserve Corp.	43,348	1,492,038
Fortive Corp.	117,154	7,969,987
Franklin Electric Co., Inc.	12,511	1,129,743
Gates Industrial Corp. PLC (a)	32,148	424,675
Gorman-Rupp Co.	6,895	198,093
Graco, Inc.	55,468	3,789,574
Helios Technologies, Inc.	10,470	691,020
Hillenbrand, Inc.	22,389	1,049,149
Hillman Solutions Corp. Class A (a)	39,467	378,883
Hydrofarm Holdings Group, Inc. (a)(b)	11,475	21,458
Hyliion Holdings Corp. Class A (a)(b)	36,573	130,931
Hyster-Yale Materials Handling, Inc. Class A	2,834	91,907
Hyzon Motors, Inc. Class A (a)(b)	27,450	58,469
IDEX Corp.	24,980	5,987,206
Illinois Tool Works, Inc.	91,733	21,652,657
Ingersoll Rand, Inc.	133,874	7,496,944
ITT, Inc.	27,550	2,523,305
John Bean Technologies Corp.	10,220	1,141,881
Kadant, Inc.	3,761	766,379
Kennametal, Inc.	26,855	765,368
Lightning eMotors, Inc. (a)(b)	8,869	7,704
Lincoln Electric Holdings, Inc.	19,001	3,170,697
Lindsay Corp.	3,539	554,278
Luxfer Holdings PLC sponsored	8,629	142,810
Manitowoc Co., Inc. (a)	10,105	138,439
Markforged Holding Corp. (a)	21,473	28,774
Microvast Holdings, Inc. (a)	73,042	119,058
Middleby Corp. (a)	17,753	2,759,704
Mueller Industries, Inc.	18,932	1,240,993
Mueller Water Products, Inc. Class A	50,985	644,960
Nikola Corp. (a)(b)	114,728	310,913
Nordson Corp.	17,680	4,301,544
Omega Flex, Inc. (b)	971	103,217
Oshkosh Corp.	21,611	2,177,957
Otis Worldwide Corp.	137,048	11,269,457
PACCAR, Inc.	114,484	12,514,246
Parker Hannifin Corp.	42,264	13,778,064
Pentair PLC	54,360	3,010,457
Proterra, Inc. Class A (a)(b)	61,403	313,155
Proto Labs, Inc. (a)	8,381	256,459
RBC Bearings, Inc. (a)(b)	9,563	2,333,085
REV Group, Inc.	9,672	123,898
Sarcos Technology and Robotics Corp. Class A (a)	19,675	11,805
Shyft Group, Inc. (The)	11,292	375,911
Snap-On, Inc.	17,635	4,386,354
SPX Technologies, Inc. (a)	15,131	1,134,976
Standex International Corp.	4,171	482,042
Stanley Black & Decker, Inc.	48,584	4,339,037
Tennant Co.	6,402	448,972
Terex Corp.	22,344	1,138,874
The Greenbrier Companies, Inc.	10,943	338,358
Timken Co.	21,957	1,808,159
Titan International, Inc. (a)	15,687	261,816
Toro Co.	34,364	3,832,273
Trinity Industries, Inc.	26,789	770,720
Velo3D, Inc. (a)(b)	18,700	44,880
Wabash National Corp.	14,941	384,880
Watts Water Technologies, Inc. Class A	8,868	1,450,095
Westinghouse Air Brake Tech Co.	59,623	6,189,464
Xos, Inc. Class A (a)(b)	16,311	15,445
Xylem, Inc.	59,489	6,187,451
		273,054,726
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	3,118	178,599
Genco Shipping & Trading Ltd.	10,803	195,966
Kirby Corp. (a)	19,900	1,408,522
Matson, Inc.	12,516	827,558
Pangaea Logistics Solutions Ltd.	11,923	72,373
		2,683,018
Professional Services - 0.6%
Alight, Inc. Class A (a)	89,603	841,372
ASGN, Inc. (a)	16,832	1,530,870
Atlas Technical Consultants, Inc. (a)	8,094	98,180
Barrett Business Services, Inc.	2,204	219,034
BlackSky Technology, Inc. Class A (a)(b)	19,558	35,596
Booz Allen Hamilton Holding Corp. Class A	43,506	4,117,408
CACI International, Inc. Class A (a)	7,774	2,395,092
CBIZ, Inc. (a)	16,347	777,954
Clarivate Analytics PLC (a)	142,477	1,584,344
CoStar Group, Inc. (a)	133,653	10,411,569
CRA International, Inc.	2,273	270,123
Dun & Bradstreet Holdings, Inc.	69,970	1,025,061
Equifax, Inc.	40,416	8,980,435
Exponent, Inc.	16,823	1,725,030
First Advantage Corp. (a)	19,879	275,921
Forrester Research, Inc. (a)	3,280	121,557
Franklin Covey Co. (a)	3,875	179,800
FTI Consulting, Inc. (a)	11,301	1,802,736
Heidrick & Struggles International, Inc.	6,057	186,313
HireRight Holdings Corp. (a)	6,894	78,867
Huron Consulting Group, Inc. (a)	6,620	450,425
ICF International, Inc.	5,441	556,016
Insperity, Inc.	11,797	1,304,158
Jacobs Solutions, Inc.	41,880	5,174,274
KBR, Inc.	45,067	2,308,782
Kelly Services, Inc. Class A (non-vtg.)	10,915	197,562
Kforce, Inc.	6,160	345,761
Korn Ferry	17,744	957,999
Leidos Holdings, Inc.	44,965	4,444,341
Manpower, Inc.	16,554	1,442,847
NV5 Global, Inc. (a)	4,184	557,685
Red Violet, Inc. (a)(b)	3,483	82,808
Resources Connection, Inc.	12,066	208,380
Robert Half International, Inc.	35,719	2,998,967
Science Applications International Corp.	18,216	1,890,456
Skillsoft Corp. (a)	24,007	46,093
Spire Global, Inc. (a)(b)	37,246	44,323
TransUnion Holding Co., Inc.	63,096	4,527,138
TriNet Group, Inc. (a)	11,928	899,968
TrueBlue, Inc. (a)	10,238	200,972
Upwork, Inc. (a)	39,258	508,784
Verisk Analytics, Inc.	51,531	9,367,820
Willdan Group, Inc. (a)	3,503	66,697
		75,239,518
Road & Rail - 0.9%
ArcBest Corp.	8,231	686,877
Avis Budget Group, Inc. (a)	8,164	1,633,127
Bird Global, Inc. Class A (a)(b)	44,381	10,412
Covenant Transport Group, Inc. Class A	2,964	98,286
CSX Corp.	692,376	21,408,266
Daseke, Inc. (a)	18,230	127,245
Heartland Express, Inc.	14,011	235,665
J.B. Hunt Transport Services, Inc.	27,211	5,144,240
Knight-Swift Transportation Holdings, Inc. Class A	52,766	3,118,471
Landstar System, Inc.	11,761	2,032,654
Marten Transport Ltd.	18,241	402,944
Norfolk Southern Corp.	76,277	18,749,649
Old Dominion Freight Lines, Inc.	29,873	9,954,879
P.A.M. Transportation Services, Inc.	2,697	78,078
RXO, Inc. (a)	36,863	675,330
Ryder System, Inc.	16,479	1,555,782
Saia, Inc. (a)(b)	8,694	2,371,549
Schneider National, Inc. Class B	12,811	339,492
TuSimple Holdings, Inc. (a)	45,069	94,645
U-Haul Holding Co. (b)	3,156	211,547
U-Haul Holding Co. (non-vtg.)	29,152	1,801,302
U.S. Xpress Enterprises, Inc. (a)	7,708	12,487
Union Pacific Corp.	202,286	41,304,778
Werner Enterprises, Inc.	19,572	919,297
XPO, Inc. (a)	38,015	1,515,278
Yellow Corp. (a)(b)	12,048	39,879
		114,522,159
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	33,450	1,504,247
Applied Industrial Technologies, Inc.	12,647	1,811,177
Beacon Roofing Supply, Inc. (a)	16,252	924,414
BlueLinx Corp. (a)	2,966	257,508
Boise Cascade Co.	13,188	988,704
Core & Main, Inc. (a)(b)	23,416	516,791
Custom Truck One Source, Inc. Class A (a)	22,081	156,333
DXP Enterprises, Inc. (a)	5,268	159,620
Fastenal Co.	188,532	9,530,293
GATX Corp.	11,576	1,324,873
Global Industrial Co.	4,930	129,610
GMS, Inc. (a)	14,225	843,827
H&E Equipment Services, Inc.	11,325	576,329
Herc Holdings, Inc.	8,258	1,282,633
Hudson Technologies, Inc. (a)	11,729	119,753
McGrath RentCorp.	8,061	802,392
MRC Global, Inc. (a)	27,268	370,845
MSC Industrial Direct Co., Inc. Class A	15,359	1,270,189
NOW, Inc. (a)	34,928	490,389
Rush Enterprises, Inc. Class A	13,961	751,241
SiteOne Landscape Supply, Inc. (a)(b)	14,910	2,259,014
Textainer Group Holdings Ltd.	13,567	459,921
Titan Machinery, Inc. (a)	7,020	308,459
Transcat, Inc. (a)	2,144	179,067
Triton International Ltd.	19,848	1,402,063
United Rentals, Inc.	22,860	10,080,117
Univar Solutions, Inc. (a)	53,514	1,845,163
Veritiv Corp.	4,431	554,052
W.W. Grainger, Inc.	14,822	8,737,273
Watsco, Inc. (b)	10,907	3,134,345
WESCO International, Inc. (a)	14,753	2,198,345
		54,968,987
TOTAL INDUSTRIALS		1,239,991,332
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	22,701	428,368
Arista Networks, Inc. (a)	81,644	10,288,777
Aviat Networks, Inc. (a)	3,371	109,052
CalAmp Corp. (a)	15,129	70,047
Calix, Inc. (a)	18,831	991,264
Cambium Networks Corp. (a)	3,883	83,213
Casa Systems, Inc. (a)(b)	11,593	39,648
Ciena Corp. (a)	48,690	2,532,854
Cisco Systems, Inc.	1,350,325	65,720,318
Clearfield, Inc. (a)	3,666	261,972
CommScope Holding Co., Inc. (a)	66,588	559,339
Comtech Telecommunications Corp.	7,652	121,361
Digi International, Inc. (a)	11,591	393,978
DZS, Inc. (a)(b)	5,113	64,935
EMCORE Corp. (a)	11,236	13,933
Extreme Networks, Inc. (a)	43,774	789,245
F5, Inc. (a)	20,165	2,977,564
Harmonic, Inc. (a)	33,674	443,487
Infinera Corp. (a)(b)	62,395	456,731
Inseego Corp. (a)(b)	23,098	26,794
Juniper Networks, Inc.	106,940	3,454,162
Lantronix, Inc. (a)	7,890	39,845
Lumentum Holdings, Inc. (a)	22,135	1,332,084
Motorola Solutions, Inc.	55,011	14,138,377
NETGEAR, Inc. (a)	8,661	172,960
NetScout Systems, Inc. (a)	23,233	745,779
Ondas Holdings, Inc. (a)(b)	10,368	20,632
Ribbon Communications, Inc. (a)	27,276	95,739
ViaSat, Inc. (a)(b)	25,277	870,793
Viavi Solutions, Inc. (a)	74,280	839,364
		108,082,615
Electronic Equipment & Components - 0.9%
908 Devices, Inc. (a)(b)	7,790	72,603
Advanced Energy Industries, Inc.	12,420	1,151,831
Aeva Technologies, Inc. (a)	30,397	51,371
AEye, Inc. Class A (a)(b)	31,705	19,825
Akoustis Technologies, Inc. (a)	15,033	55,472
Alpine 4 Holdings, Inc. (a)(b)	62,924	35,351
Amphenol Corp. Class A	195,921	15,628,618
Arlo Technologies, Inc. (a)	26,626	99,848
Arrow Electronics, Inc. (a)	20,199	2,373,181
Avnet, Inc.	30,400	1,394,752
Badger Meter, Inc.	9,724	1,127,012
Belden, Inc.	13,994	1,134,773
Benchmark Electronics, Inc.	12,076	338,007
CDW Corp.	44,467	8,716,866
Cognex Corp.	57,022	3,121,384
Coherent Corp. (a)	45,756	1,985,810
Corning, Inc.	250,809	8,680,499
CTS Corp.	10,130	450,886
Daktronics, Inc. (a)	11,941	49,794
ePlus, Inc. (a)	9,140	454,989
Evolv Technologies Holdings, Inc. (a)	22,160	67,810
Fabrinet (a)	12,115	1,595,061
FARO Technologies, Inc. (a)	5,897	162,050
Focus Universal, Inc. (a)(b)	5,494	31,865
Identiv, Inc. (a)	7,268	63,377
Insight Enterprises, Inc. (a)	9,741	1,098,006
IPG Photonics Corp. (a)	10,734	1,203,281
Itron, Inc. (a)	15,081	866,705
Jabil, Inc.	44,072	3,465,381
Keysight Technologies, Inc. (a)	58,791	10,544,166
Kimball Electronics, Inc. (a)	7,465	190,507
Knowles Corp. (a)	30,169	580,150
Lightwave Logic, Inc. (a)(b)	37,120	233,485
Littelfuse, Inc.	8,134	2,087,916
Methode Electronics, Inc. Class A	11,924	569,252
MicroVision, Inc. (a)(b)	50,687	127,224
Mirion Technologies, Inc. Class A (a)(b)	39,912	317,300
Napco Security Technologies, Inc. (a)	10,503	304,272
National Instruments Corp.	42,820	2,312,280
nLIGHT, Inc. (a)	13,783	170,909
Novanta, Inc. (a)	11,850	1,913,420
OSI Systems, Inc. (a)	5,213	493,723
Ouster, Inc. (a)(b)	23,584	33,725
Par Technology Corp. (a)(b)	8,645	293,844
PC Connection, Inc.	3,398	166,604
Plexus Corp. (a)	9,361	898,562
Rogers Corp. (a)	6,280	876,625
Sanmina Corp. (a)	18,830	1,147,312
ScanSource, Inc. (a)	7,632	251,322
Smartrent, Inc. (a)	45,646	133,286
TD SYNNEX Corp.	13,972	1,427,240
TE Connectivity Ltd.	104,798	13,325,066
Teledyne Technologies, Inc. (a)	15,464	6,560,757
Trimble, Inc. (a)	81,760	4,746,986
TTM Technologies, Inc. (a)	32,556	511,780
Velodyne Lidar, Inc. (a)	54,463	63,722
Vishay Intertechnology, Inc.	42,413	970,834
Vishay Precision Group, Inc. (a)	3,850	166,243
Vontier Corp.	51,113	1,177,132
Zebra Technologies Corp. Class A (a)	16,941	5,356,405
		113,448,457
IT Services - 4.4%
Accenture PLC Class A	207,398	57,874,412
Affirm Holdings, Inc. (a)(b)	69,209	1,120,494
Akamai Technologies, Inc. (a)	51,688	4,597,648
Amdocs Ltd.	40,291	3,703,952
Automatic Data Processing, Inc.	136,579	30,840,904
BigCommerce Holdings, Inc. (a)	21,862	268,028
Block, Inc. Class A (a)	176,754	14,444,337
Brightcove, Inc. (a)	13,739	87,105
Broadridge Financial Solutions, Inc.	38,894	5,848,102
Cantaloupe, Inc. (a)	18,248	92,882
Cass Information Systems, Inc.	4,361	211,770
Cloudflare, Inc. (a)	93,378	4,940,630
Cognizant Technology Solutions Corp. Class A	169,638	11,323,337
Concentrix Corp.	14,002	1,985,624
Conduent, Inc. (a)	50,082	238,891
CSG Systems International, Inc.	10,032	598,609
Cyxtera Technologies, Inc. Class A (a)	22,081	71,101
Digitalocean Holdings, Inc. (a)(b)	19,684	577,725
DXC Technology Co. (a)	75,054	2,156,301
Edgio, Inc. (a)	41,575	65,273
EPAM Systems, Inc. (a)	19,042	6,334,321
Euronet Worldwide, Inc. (a)	15,936	1,795,668
EVERTEC, Inc.	21,259	785,307
EVO Payments, Inc. Class A (a)	15,744	533,249
Exela Technologies, Inc. (a)	5,848	356
ExlService Holdings, Inc. (a)	11,003	1,877,112
Fastly, Inc. Class A (a)(b)	36,101	373,645
Fidelity National Information Services, Inc.	195,095	14,639,929
Fiserv, Inc. (a)	208,918	22,287,372
FleetCor Technologies, Inc. (a)	24,251	5,063,851
Gartner, Inc. (a)	25,977	8,783,863
Genpact Ltd.	55,428	2,620,636
Global Payments, Inc.	89,153	10,049,326
GoDaddy, Inc. (a)	50,884	4,179,103
Grid Dynamics Holdings, Inc. (a)	18,042	225,886
Hackett Group, Inc.	8,463	187,032
i3 Verticals, Inc. Class A (a)	6,939	200,676
IBM Corp.	297,374	40,065,199
Information Services Group, Inc.	11,514	60,333
International Money Express, Inc. (a)	10,855	247,060
Jack Henry & Associates, Inc.	24,126	4,344,851
Kyndryl Holdings, Inc. (a)	65,555	877,781
Marqeta, Inc. Class A (a)	146,915	974,046
MasterCard, Inc. Class A	279,145	103,451,137
Maximus, Inc.	19,904	1,489,814
MoneyGram International, Inc. (a)	31,985	344,478
MongoDB, Inc. Class A (a)	22,530	4,826,151
Okta, Inc. (a)	50,198	3,695,075
Paya Holdings, Inc. (a)	27,039	262,819
Paychex, Inc.	105,573	12,231,688
Paymentus Holdings, Inc. (a)(b)	4,048	35,177
PayPal Holdings, Inc. (a)	375,329	30,585,560
Perficient, Inc. (a)	11,269	835,484
Rackspace Technology, Inc. (a)(b)	19,323	57,969
Repay Holdings Corp. (a)	23,598	229,845
Sabre Corp. (a)(b)	107,740	733,709
Shift4 Payments, Inc. (a)(b)	17,495	1,120,380
Snowflake, Inc. (a)	93,630	14,647,477
Squarespace, Inc. Class A (a)	13,791	327,123
SS&C Technologies Holdings, Inc.	72,139	4,353,589
TaskUs, Inc. (a)(b)	8,249	153,844
The Western Union Co.	126,798	1,796,728
Toast, Inc. (a)(b)	101,762	2,270,310
Ttec Holdings, Inc.	5,775	293,601
Tucows, Inc. (a)	3,265	108,300
Twilio, Inc. Class A (a)	57,323	3,430,208
Unisys Corp. (a)	20,443	110,597
VeriSign, Inc. (a)	30,382	6,624,795
Verra Mobility Corp. (a)	45,382	700,244
Visa, Inc. Class A	537,644	123,771,025
WEX, Inc. (a)	14,218	2,629,903
		588,670,757
Semiconductors & Semiconductor Equipment - 5.1%
ACM Research, Inc.	12,759	159,360
Advanced Micro Devices, Inc. (a)	530,791	39,888,944
AEHR Test Systems (a)	8,117	283,770
Allegro MicroSystems LLC (a)	21,908	836,228
Alpha & Omega Semiconductor Ltd. (a)	8,034	264,801
Ambarella, Inc. (a)	12,221	1,097,935
Amkor Technology, Inc.	32,345	946,415
Analog Devices, Inc.	169,174	29,008,266
Applied Materials, Inc.	283,181	31,571,850
Atomera, Inc. (a)(b)	6,487	47,355
Axcelis Technologies, Inc. (a)	10,773	1,184,491
AXT, Inc. (a)	12,288	72,376
Broadcom, Inc.	133,185	77,914,557
CEVA, Inc. (a)	6,979	231,144
Cirrus Logic, Inc. (a)	18,145	1,640,127
Cohu, Inc. (a)	16,016	577,857
Diodes, Inc. (a)	14,656	1,307,169
Enphase Energy, Inc. (a)	44,655	9,885,724
Entegris, Inc.	48,933	3,949,382
Everspin Technologies, Inc. (a)	5,908	40,765
First Solar, Inc. (a)	32,573	5,784,965
FormFactor, Inc. (a)	25,041	704,654
Ichor Holdings Ltd. (a)	8,715	294,567
Impinj, Inc. (a)	6,975	905,216
indie Semiconductor, Inc. (a)(b)	24,314	193,783
Intel Corp.	1,358,397	38,388,299
KLA Corp.	46,657	18,311,939
Kopin Corp. (a)	25,310	30,372
Kulicke & Soffa Industries, Inc. (b)	18,688	954,957
Lam Research Corp.	44,903	22,455,990
Lattice Semiconductor Corp. (a)	44,844	3,398,727
MACOM Technology Solutions Holdings, Inc. (a)	16,813	1,126,807
Marvell Technology, Inc.	280,692	12,111,860
MaxLinear, Inc. Class A (a)	24,293	1,000,872
Meta Materials, Inc. (a)(b)	114,171	115,313
Microchip Technology, Inc.	180,749	14,029,737
Micron Technology, Inc.	357,856	21,578,717
MKS Instruments, Inc. (b)	18,970	1,941,010
Monolithic Power Systems, Inc.	14,621	6,236,734
Navitas Semiconductor Corp. (a)(b)	23,886	118,475
NVE Corp.	1,538	112,074
NVIDIA Corp.	819,246	160,056,091
NXP Semiconductors NV	85,340	15,729,015
onsemi (a)	142,215	10,445,692
Onto Innovation, Inc. (a)	16,410	1,290,647
PDF Solutions, Inc. (a)	9,947	316,116
Photronics, Inc. (a)	19,548	354,210
Pixelworks, Inc. (a)	14,529	30,947
Power Integrations, Inc.	18,917	1,628,565
Qorvo, Inc. (a)	33,357	3,624,572
Qualcomm, Inc.	368,915	49,143,167
Rambus, Inc. (a)	35,095	1,420,295
Semtech Corp. (a)	21,007	693,861
Silicon Laboratories, Inc. (a)	10,956	1,719,106
SiTime Corp. (a)	5,386	620,629
SkyWater Technology, Inc. (a)(b)	3,119	33,748
Skyworks Solutions, Inc.	52,603	5,768,971
SMART Global Holdings, Inc. (a)	16,970	291,714
SolarEdge Technologies, Inc. (a)	18,382	5,866,248
Synaptics, Inc. (a)	13,252	1,656,898
Teradyne, Inc.	51,133	5,200,226
Texas Instruments, Inc.	298,356	52,871,667
Ultra Clean Holdings, Inc. (a)	15,342	516,258
Universal Display Corp.	14,303	1,895,577
Veeco Instruments, Inc. (a)(b)	17,807	353,647
Wolfspeed, Inc. (a)(b)	40,967	3,154,869
		675,386,320
Software - 8.3%
8x8, Inc. (a)	34,699	163,432
A10 Networks, Inc.	21,334	330,250
ACI Worldwide, Inc. (a)	37,464	1,046,370
Adeia, Inc.	33,743	369,486
Adobe, Inc. (a)	152,974	56,652,391
Agilysys, Inc. (a)	6,508	543,808
Alarm.com Holdings, Inc. (a)	15,961	855,510
Altair Engineering, Inc. Class A (a)(b)	17,578	933,392
Alteryx, Inc. Class A (a)	20,142	1,117,680
American Software, Inc. Class A	9,792	148,936
Amplitude, Inc. (a)(b)	17,331	249,220
ANSYS, Inc. (a)	28,798	7,670,635
AppFolio, Inc. (a)	6,245	701,501
Appian Corp. Class A (a)(b)	13,405	554,498
Asana, Inc. (a)(b)	24,481	379,456
Aspen Technology, Inc. (a)	9,546	1,897,268
Autodesk, Inc. (a)	71,039	15,284,751
Avaya Holdings Corp. (a)(b)	25,799	9,213
AvePoint, Inc. (a)(b)	27,937	124,878
Bentley Systems, Inc. Class B	64,496	2,518,569
Bill.Com Holdings, Inc. (a)	31,241	3,612,084
Black Knight, Inc. (a)	51,356	3,111,660
Blackbaud, Inc. (a)	14,631	910,195
BlackLine, Inc. (a)	17,866	1,282,779
Box, Inc. Class A (a)	46,697	1,493,837
C3.ai, Inc. (a)(b)	26,901	533,985
Cadence Design Systems, Inc. (a)	90,144	16,481,028
Cerence, Inc. (a)	13,679	335,409
Ceridian HCM Holding, Inc. (a)	50,522	3,651,730
Clear Secure, Inc. (b)	24,920	782,239
Clearwater Analytics Holdings, Inc. (a)(b)	17,080	334,426
CommVault Systems, Inc. (a)	14,380	894,867
Confluent, Inc. (a)	50,856	1,174,774
Consensus Cloud Solutions, Inc. (a)	5,763	338,692
CoreCard Corp. (a)	1,858	62,206
Couchbase, Inc. (a)	8,685	128,451
Coupa Software, Inc. (a)	24,909	1,990,727
Crowdstrike Holdings, Inc. (a)	70,964	7,515,088
CS Disco, Inc. (a)	3,718	30,897
Datadog, Inc. Class A (a)	81,466	6,094,471
Digimarc Corp. (a)(b)	4,248	84,875
Digital Turbine, Inc. (a)	30,025	521,234
DocuSign, Inc. (a)	66,508	4,033,045
Dolby Laboratories, Inc. Class A	20,145	1,602,736
Domo, Inc. Class B (a)	10,352	160,560
Dropbox, Inc. Class A (a)	88,043	2,045,239
Duck Creek Technologies, Inc. (a)	25,450	481,769
Dynatrace, Inc. (a)	66,343	2,549,561
E2open Parent Holdings, Inc. (a)(b)	58,642	404,630
Ebix, Inc. (b)	7,181	136,870
eGain Communications Corp. (a)	8,330	80,968
Elastic NV (a)	25,532	1,502,303
Embark Technology, Inc. (a)(b)	2,984	12,831
Enfusion, Inc. Class A (a)	4,691	55,729
Envestnet, Inc. (a)(b)	17,967	1,167,855
Everbridge, Inc. (a)	13,599	434,624
Fair Isaac Corp. (a)	8,201	5,461,456
Five9, Inc. (a)	22,948	1,807,843
ForgeRock, Inc. (a)	11,806	234,467
Fortinet, Inc. (a)	213,305	11,164,384
Freshworks, Inc. (a)(b)	53,870	871,617
Gen Digital, Inc.	189,764	4,366,470
GitLab, Inc. (a)(b)	19,827	979,652
Guidewire Software, Inc. (a)	27,039	1,980,336
HubSpot, Inc. (a)	15,950	5,534,810
Intapp, Inc. (a)	5,143	149,044
InterDigital, Inc.	10,054	703,277
Intuit, Inc.	92,846	39,243,219
IronNet, Inc. Class A (a)	14,652	5,846
Jamf Holding Corp. (a)(b)	14,680	291,692
KnowBe4, Inc. (a)	28,041	697,940
Latch, Inc. (a)	29,296	26,938
Life360, Inc. unit (a)(d)	65,317	259,611
LivePerson, Inc. (a)	22,811	293,806
Liveramp Holdings, Inc. (a)	22,680	606,917
Manhattan Associates, Inc. (a)	20,517	2,674,596
Marathon Digital Holdings, Inc. (a)(b)	36,031	259,784
Matterport, Inc. (a)(b)	67,982	239,297
MeridianLink, Inc. (a)(b)	6,917	109,842
Microsoft Corp.	2,452,338	607,713,880
MicroStrategy, Inc. Class A (a)(b)	3,114	783,887
Mitek Systems, Inc. (a)	14,079	138,819
Model N, Inc. (a)	10,887	431,778
Momentive Global, Inc. (a)	39,556	304,977
N-able, Inc. (a)	20,641	211,983
nCino, Inc. (a)(b)	24,672	705,619
NCR Corp. (a)	45,298	1,242,071
New Relic, Inc. (a)	19,312	1,178,998
Nutanix, Inc. Class A (a)	75,426	2,102,123
Olo, Inc. (a)(b)	34,451	276,297
ON24, Inc. (a)	15,209	141,140
Onespan, Inc. (a)	10,562	145,861
Oracle Corp.	505,247	44,694,150
Pagerduty, Inc. (a)	27,098	807,249
Palantir Technologies, Inc. (a)(b)	578,331	4,499,415
Palo Alto Networks, Inc. (a)	98,773	15,669,349
Paycom Software, Inc. (a)	15,943	5,164,575
Paycor HCM, Inc. (a)(b)	15,384	386,292
Paylocity Holding Corp. (a)	13,558	2,823,996
Pegasystems, Inc. (b)	13,001	505,479
PowerSchool Holdings, Inc. (a)	10,666	240,198
Progress Software Corp.	13,831	733,596
PROS Holdings, Inc. (a)	13,766	346,903
PTC, Inc. (a)	34,869	4,703,131
Q2 Holdings, Inc. (a)	18,675	611,046
Qualtrics International, Inc. (a)	37,985	599,023
Qualys, Inc. (a)	11,383	1,313,143
Rapid7, Inc. (a)	19,518	778,183
Rekor Systems, Inc. (a)	12,903	21,871
Rimini Street, Inc. (a)	14,699	66,146
RingCentral, Inc. (a)	26,229	1,023,718
Riot Platforms, Inc. (a)(b)	55,728	349,415
Roper Technologies, Inc.	34,888	14,888,454
Salesforce.com, Inc. (a)	329,103	55,279,431
SecureWorks Corp. (a)	3,430	27,509
Semrush Holdings, Inc. (a)	13,782	134,650
SentinelOne, Inc. (a)	69,714	1,051,984
ServiceNow, Inc. (a)	66,504	30,267,966
ShotSpotter, Inc. (a)	2,852	109,945
Smartsheet, Inc. (a)	42,969	1,856,690
Smith Micro Software, Inc. (a)(b)	11,814	38,396
SolarWinds, Inc. (a)	13,497	137,130
Splunk, Inc. (a)	49,092	4,701,541
Sprinklr, Inc. (a)	23,801	236,582
Sprout Social, Inc. (a)	15,524	993,070
SPS Commerce, Inc. (a)	12,132	1,650,923
Sumo Logic, Inc. (a)	35,387	418,628
Synopsys, Inc. (a)	50,267	17,781,951
Telos Corp. (a)	15,883	77,033
Tenable Holdings, Inc. (a)	37,159	1,494,907
Teradata Corp. (a)	33,554	1,170,364
Tyler Technologies, Inc. (a)	13,647	4,404,842
UiPath, Inc. Class A (a)	115,651	1,776,399
Unity Software, Inc. (a)(b)	80,096	2,845,010
Upland Software, Inc. (a)	8,204	71,621
Varonis Systems, Inc. (a)	36,479	942,617
Verint Systems, Inc. (a)	22,491	853,983
Veritone, Inc. (a)(b)	10,561	89,240
Vertex, Inc. Class A (a)	11,931	161,069
Vobile Group Ltd. (a)(b)	335,000	192,181
Workday, Inc. Class A (a)	66,151	12,001,776
Workiva, Inc. (a)	15,095	1,306,170
Xperi, Inc. (a)	14,399	149,030
Yext, Inc. (a)	36,994	257,108
Zoom Video Communications, Inc. Class A (a)	73,114	5,483,550
Zscaler, Inc. (a)	27,705	3,439,853
Zuora, Inc. (a)	42,953	340,188
		1,102,894,564
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	4,919,415	709,822,349
Avid Technology, Inc. (a)	10,844	328,682
Corsair Gaming, Inc. (a)(b)	14,012	220,409
Dell Technologies, Inc.	85,021	3,453,553
Diebold Nixdorf, Inc. (a)(b)	23,631	56,478
Eastman Kodak Co. (a)(b)	21,668	78,221
Hewlett Packard Enterprise Co.	426,813	6,884,494
HP, Inc.	292,887	8,534,727
Immersion Corp.	9,873	72,270
IonQ, Inc. (a)(b)	49,756	220,917
NetApp, Inc.	71,319	4,723,457
Pure Storage, Inc. Class A (a)	91,732	2,654,724
Quantum Corp. (a)	20,203	36,163
Seagate Technology Holdings PLC	63,042	4,272,987
Turtle Beach Corp. (a)	4,485	42,608
Western Digital Corp. (a)	104,254	4,581,963
Xerox Holdings Corp.	36,558	598,820
		746,582,822
TOTAL INFORMATION TECHNOLOGY		3,335,065,535
MATERIALS - 3.1%
Chemicals - 1.9%
AdvanSix, Inc.	8,645	373,810
Air Products & Chemicals, Inc.	72,950	23,381,205
Albemarle Corp.	38,546	10,848,772
American Vanguard Corp.	9,142	206,518
Amyris, Inc. (a)(b)	75,824	120,560
Ashland, Inc.	16,324	1,783,723
Aspen Aerogels, Inc. (a)	19,359	203,270
Avient Corp.	27,779	1,125,605
Axalta Coating Systems Ltd. (a)	72,769	2,190,347
Balchem Corp.	10,404	1,359,075
Cabot Corp.	18,239	1,373,944
Celanese Corp. Class A	33,033	4,069,666
CF Industries Holdings, Inc.	64,895	5,496,607
Chase Corp.	2,252	212,544
Corteva, Inc.	235,034	15,147,941
Danimer Scientific, Inc. (a)(b)	25,957	59,182
Dow, Inc.	231,350	13,730,623
DuPont de Nemours, Inc.	163,413	12,084,391
Eastman Chemical Co.	39,517	3,484,214
Ecolab, Inc.	81,561	12,628,090
Ecovyst, Inc. (a)	23,218	243,557
Element Solutions, Inc.	74,272	1,521,091
FMC Corp.	41,406	5,512,381
FutureFuel Corp.	8,155	75,597
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	296,433	578,044
H.B. Fuller Co.	18,239	1,260,315
Hawkins, Inc.	5,728	223,392
Huntsman Corp.	59,528	1,886,442
Ingevity Corp. (a)	11,693	963,971
Innospec, Inc.	8,071	912,184
International Flavors & Fragrances, Inc.	83,865	9,431,458
Intrepid Potash, Inc. (a)	3,029	99,139
Koppers Holdings, Inc.	6,240	215,966
Kronos Worldwide, Inc. (b)	6,321	73,640
Linde PLC	162,534	53,789,002
Livent Corp. (a)(b)	59,181	1,533,972
Loop Industries, Inc. (a)(b)	8,106	20,265
LSB Industries, Inc. (a)	17,106	217,417
LyondellBasell Industries NV Class A	83,770	8,099,721
Mativ, Inc.	17,825	491,257
Minerals Technologies, Inc.	10,948	760,339
NewMarket Corp.	2,194	755,855
Olin Corp.	41,882	2,705,158
Origin Materials, Inc. Class A (a)(b)	46,549	281,621
Orion Engineered Carbons SA	18,600	390,972
Perimeter Solutions SA (a)(b)	50,517	469,808
PPG Industries, Inc.	77,751	10,134,065
PureCycle Technologies, Inc. (a)(b)	43,234	362,301
Quaker Houghton	4,511	888,081
Rayonier Advanced Materials, Inc. (a)	19,903	137,928
RPM International, Inc.	42,332	3,806,070
Sensient Technologies Corp.	14,024	1,061,477
Sherwin-Williams Co.	77,538	18,344,715
Stepan Co.	6,919	759,983
The Chemours Co. LLC	49,714	1,809,092
The Mosaic Co.	112,449	5,570,723
The Scotts Miracle-Gro Co. Class A (b)	13,420	968,790
Tredegar Corp.	7,362	89,301
Trinseo PLC	11,617	322,372
Tronox Holdings PLC	38,261	656,176
Valvoline, Inc.	58,237	2,134,968
Westlake Corp.	11,433	1,403,401
		250,842,094
Construction Materials - 0.1%
Eagle Materials, Inc.	12,100	1,767,568
Martin Marietta Materials, Inc.	20,362	7,322,990
Summit Materials, Inc.	39,560	1,299,942
Vulcan Materials Co.	44,005	8,067,437
		18,457,937
Containers & Packaging - 0.4%
Amcor PLC	490,327	5,913,344
Aptargroup, Inc.	21,336	2,467,295
Ardagh Metal Packaging SA (b)	46,867	263,393
Avery Dennison Corp.	26,813	5,079,455
Ball Corp.	103,703	6,039,663
Berry Global Group, Inc.	41,001	2,530,992
Crown Holdings, Inc.	39,263	3,461,426
Graphic Packaging Holding Co.	100,217	2,414,228
Greif, Inc. Class A	8,441	602,941
International Paper Co.	116,449	4,869,897
Myers Industries, Inc.	11,110	267,529
O-I Glass, Inc. (a)	51,072	983,136
Packaging Corp. of America	30,290	4,322,383
Pactiv Evergreen, Inc.	12,875	148,191
Ranpak Holdings Corp. (A Shares) (a)	12,353	94,624
Sealed Air Corp.	48,201	2,639,487
Silgan Holdings, Inc.	27,315	1,472,005
Sonoco Products Co.	32,193	1,967,314
TriMas Corp.	13,370	411,662
WestRock Co.	83,651	3,282,465
		49,231,430
Metals & Mining - 0.7%
Alcoa Corp.	58,093	3,034,778
Alpha Metallurgical Resources	4,755	765,222
Arconic Corp. (a)	32,590	766,191
ATI, Inc. (a)	42,845	1,559,130
Carpenter Technology Corp.	16,086	776,793
Century Aluminum Co. (a)	15,495	174,164
Cleveland-Cliffs, Inc. (a)	169,701	3,623,116
Coeur d'Alene Mines Corp. (a)	91,652	356,526
Commercial Metals Co.	38,375	2,082,611
Compass Minerals International, Inc.	11,625	542,423
Coronado Global Resources, Inc. unit (d)	265,476	384,647
Freeport-McMoRan, Inc.	470,841	21,008,925
Gatos Silver, Inc. (a)	14,059	72,544
Gold Resource Corp.	28,207	48,798
Haynes International, Inc.	3,782	210,620
Hecla Mining Co.	185,953	1,147,330
Kaiser Aluminum Corp.	5,328	466,307
Materion Corp.	6,837	617,039
McEwen Mining, Inc. (a)(b)	11,178	75,004
MP Materials Corp. (a)(b)	31,301	1,017,596
Newmont Corp.	260,837	13,806,102
Nucor Corp.	84,462	14,275,767
Olympic Steel, Inc.	2,816	124,580
Piedmont Lithium, Inc. (a)(b)	5,288	362,968
Reliance Steel & Aluminum Co.	19,348	4,400,703
Royal Gold, Inc.	21,585	2,741,943
Ryerson Holding Corp.	6,804	259,709
Schnitzer Steel Industries, Inc. Class A	7,920	268,013
Steel Dynamics, Inc.	54,789	6,609,745
SunCoke Energy, Inc.	24,872	226,584
TimkenSteel Corp. (a)	12,754	250,871
United States Steel Corp.	77,346	2,203,588
Warrior Metropolitan Coal, Inc.	17,362	657,673
Worthington Industries, Inc.	9,934	564,947
		85,482,957
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	5,158	199,150
Glatfelter Corp.	13,046	57,141
Louisiana-Pacific Corp.	23,694	1,613,324
Mercer International, Inc. (SBI)	12,114	154,211
Resolute Forest Products, Inc. (a)	14,594	316,836
Sylvamo Corp.	10,832	514,845
		2,855,507
TOTAL MATERIALS		406,869,925
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust (SBI)	30,677	476,414
Agree Realty Corp.	29,489	2,200,764
Alexander & Baldwin, Inc.	26,088	522,282
Alexanders, Inc.	649	153,995
Alexandria Real Estate Equities, Inc.	49,034	7,881,725
American Assets Trust, Inc.	18,071	514,301
American Homes 4 Rent Class A	101,366	3,475,840
American Tower Corp.	153,322	34,250,602
Americold Realty Trust	89,303	2,805,007
Apartment Income (REIT) Corp.	49,842	1,906,955
Apartment Investment & Management Co. Class A	49,316	370,363
Apple Hospitality (REIT), Inc.	71,110	1,260,780
Armada Hoffler Properties, Inc.	24,117	305,804
Ashford Hospitality Trust, Inc. (a)	11,762	81,040
AvalonBay Communities, Inc.	46,337	8,222,037
Boston Properties, Inc.	46,802	3,488,621
Braemar Hotels & Resorts, Inc.	20,281	107,489
Brandywine Realty Trust (SBI)	56,550	370,968
Brixmor Property Group, Inc.	99,112	2,332,105
Broadstone Net Lease, Inc.	55,815	1,010,810
Camden Property Trust (SBI)	34,890	4,298,797
CareTrust (REIT), Inc.	31,122	644,848
CBL & Associates Properties, Inc.	7,779	207,310
Centerspace	4,710	318,490
Chatham Lodging Trust	14,514	206,244
City Office REIT, Inc.	14,477	142,454
Community Healthcare Trust, Inc.	7,436	318,856
Corporate Office Properties Trust (SBI)	36,338	1,020,008
Cousins Properties, Inc.	50,958	1,397,268
Crown Castle International Corp.	142,762	21,144,480
CTO Realty Growth, Inc.	5,073	99,634
CubeSmart	73,751	3,377,058
DiamondRock Hospitality Co.	66,399	639,422
Digital Realty Trust, Inc.	95,109	10,901,394
Diversified Healthcare Trust (SBI)	69,446	54,960
Douglas Emmett, Inc.	59,591	998,149
Easterly Government Properties, Inc.	31,042	504,122
EastGroup Properties, Inc.	14,498	2,439,289
Elme Communities (SBI)	31,376	602,419
Empire State Realty Trust, Inc.	45,839	382,297
EPR Properties	24,243	1,029,843
Equinix, Inc.	30,473	22,493,035
Equity Commonwealth	35,903	916,245
Equity Lifestyle Properties, Inc.	57,424	4,121,895
Equity Residential (SBI)	112,331	7,149,868
Essential Properties Realty Trust, Inc.	46,748	1,191,139
Essex Property Trust, Inc.	21,270	4,808,509
Extra Space Storage, Inc.	44,292	6,990,606
Farmland Partners, Inc.	16,344	210,511
Federal Realty Investment Trust (SBI)	24,167	2,695,346
First Industrial Realty Trust, Inc.	43,875	2,340,731
Four Corners Property Trust, Inc.	27,574	793,028
Franklin Street Properties Corp.	29,114	89,671
Gaming & Leisure Properties	84,780	4,540,817
Getty Realty Corp.	14,462	526,851
Gladstone Commercial Corp.	13,900	236,161
Gladstone Land Corp.	11,779	230,162
Global Medical REIT, Inc.	23,218	260,738
Global Net Lease, Inc.	34,908	521,875
Healthcare Trust of America, Inc.	125,689	2,706,084
Healthpeak Properties, Inc.	176,631	4,853,820
Hersha Hospitality Trust	11,210	103,132
Highwoods Properties, Inc. (SBI)	34,600	1,050,802
Host Hotels & Resorts, Inc.	234,996	4,429,675
Hudson Pacific Properties, Inc.	43,037	490,191
Independence Realty Trust, Inc.	75,417	1,420,102
Indus Realty Trust, Inc.	1,774	113,713
Industrial Logistics Properties Trust	19,849	87,534
InvenTrust Properties Corp.	22,191	551,890
Invitation Homes, Inc.	190,776	6,200,220
Iron Mountain, Inc.	95,425	5,208,297
iStar Financial, Inc.	26,078	242,004
JBG SMITH Properties	32,937	663,351
Kilroy Realty Corp.	35,133	1,441,858
Kimco Realty Corp.	203,674	4,574,518
Kite Realty Group Trust	71,356	1,548,425
Lamar Advertising Co. Class A	28,732	3,061,107
Life Storage, Inc.	27,917	3,016,153
LTC Properties, Inc.	13,101	499,803
LXP Industrial Trust (REIT)	91,891	1,061,341
Medical Properties Trust, Inc. (b)	196,626	2,546,307
Mid-America Apartment Communities, Inc.	38,411	6,403,882
National Health Investors, Inc.	14,604	859,153
National Retail Properties, Inc.	59,232	2,804,635
National Storage Affiliates Trust	28,464	1,161,331
Necessity Retail (REIT), Inc./The	46,453	317,274
NETSTREIT Corp.	18,878	380,014
NexPoint Residential Trust, Inc.	7,062	356,631
Office Properties Income Trust	16,838	288,940
Omega Healthcare Investors, Inc.	76,873	2,263,141
One Liberty Properties, Inc.	4,766	114,908
Orion Office (REIT), Inc.	17,166	165,652
Outfront Media, Inc.	48,995	975,001
Paramount Group, Inc.	54,657	352,538
Park Hotels & Resorts, Inc.	72,549	1,067,196
Pebblebrook Hotel Trust	44,343	727,225
Phillips Edison & Co., Inc.	38,839	1,301,883
Physicians Realty Trust	75,705	1,200,681
Piedmont Office Realty Trust, Inc. Class A	43,743	463,676
Plymouth Industrial REIT, Inc.	13,371	299,243
Postal Realty Trust, Inc.	6,481	100,196
Potlatch Corp.	27,081	1,325,615
Prologis (REIT), Inc.	303,908	39,289,226
Public Storage	52,005	15,827,202
Rayonier, Inc.	48,607	1,768,809
Realty Income Corp.	206,568	14,011,507
Regency Centers Corp.	50,511	3,365,548
Retail Opportunity Investments Corp.	40,771	645,405
Rexford Industrial Realty, Inc.	60,394	3,833,207
RLJ Lodging Trust	52,688	662,288
RPT Realty	29,667	310,910
Ryman Hospitality Properties, Inc.	18,330	1,702,674
Sabra Health Care REIT, Inc.	74,303	1,003,091
Safehold, Inc.	7,577	264,892
Saul Centers, Inc.	4,575	195,856
SBA Communications Corp. Class A	35,555	10,578,679
Service Properties Trust	52,827	470,689
Simon Property Group, Inc.	107,576	13,819,213
SITE Centers Corp.	61,876	844,607
SL Green Realty Corp.	21,640	890,486
Spirit Realty Capital, Inc.	46,135	2,024,404
Stag Industrial, Inc.	59,700	2,125,320
Store Capital Corp.	87,120	2,806,135
Summit Hotel Properties, Inc.	34,176	291,180
Sun Communities, Inc.	40,918	6,418,397
Sunstone Hotel Investors, Inc.	69,696	765,959
Tanger Factory Outlet Centers, Inc.	33,216	634,758
Terreno Realty Corp.	22,494	1,449,288
The Macerich Co.	70,239	965,084
UDR, Inc.	101,892	4,339,580
UMH Properties, Inc.	18,869	338,132
Uniti Group, Inc.	74,824	493,090
Universal Health Realty Income Trust (SBI)	3,938	215,842
Urban Edge Properties	37,626	592,610
Urstadt Biddle Properties, Inc. Class A	8,914	167,405
Ventas, Inc.	131,055	6,789,960
Veris Residential, Inc. (a)	26,657	461,166
VICI Properties, Inc.	317,532	10,853,244
Vornado Realty Trust	53,438	1,303,353
Welltower, Inc.	155,452	11,665,118
Weyerhaeuser Co.	241,722	8,322,488
Whitestone REIT Class B	14,298	148,842
WP Carey, Inc.	68,448	5,854,357
Xenia Hotels & Resorts, Inc.	36,782	548,052
		430,439,627
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	38,656	327,803
CBRE Group, Inc. (a)	104,349	8,922,883
Cushman & Wakefield PLC (a)	53,870	777,344
Digitalbridge Group, Inc.	47,909	709,053
Doma Holdings, Inc. Class A (a)(b)	55,446	39,367
Douglas Elliman, Inc.	21,205	98,815
eXp World Holdings, Inc. (b)	24,883	387,926
Forestar Group, Inc. (a)	5,366	79,846
Howard Hughes Corp. (a)	11,324	968,089
Jones Lang LaSalle, Inc. (a)	15,649	2,893,031
Kennedy-Wilson Holdings, Inc.	38,507	688,505
Marcus & Millichap, Inc.	8,525	308,946
Newmark Group, Inc.	42,645	365,468
Offerpad Solutions, Inc. (a)(b)	21,891	20,085
Opendoor Technologies, Inc. (a)(b)	163,574	358,227
RE/MAX Holdings, Inc.	5,463	124,611
Redfin Corp. (a)(b)	37,670	281,772
Seritage Growth Properties (a)(b)	10,667	129,604
The RMR Group, Inc.	4,552	141,203
The St. Joe Co.	11,364	535,244
WeWork, Inc. (a)(b)	80,275	127,637
Zillow Group, Inc.:
Class A (a)	17,820	765,547
Class C (a)(b)	54,650	2,416,077
		21,467,083
TOTAL REAL ESTATE		451,906,710
UTILITIES - 2.8%
Electric Utilities - 1.7%
Allete, Inc.	18,714	1,157,648
Alliant Energy Corp.	82,625	4,464,229
American Electric Power Co., Inc.	169,211	15,899,066
Avangrid, Inc. (b)	23,062	972,525
Constellation Energy Corp.	107,506	9,176,712
Duke Energy Corp.	252,860	25,905,507
Edison International	126,027	8,683,260
Entergy Corp.	67,036	7,258,658
Evergy, Inc.	75,442	4,726,441
Eversource Energy	114,676	9,441,275
Exelon Corp.	326,602	13,779,338
FirstEnergy Corp.	178,572	7,312,523
Hawaiian Electric Industries, Inc.	35,487	1,500,035
IDACORP, Inc.	16,985	1,797,183
MGE Energy, Inc.	12,313	900,203
NextEra Energy, Inc.	653,856	48,797,273
NRG Energy, Inc.	75,658	2,589,017
OGE Energy Corp.	65,133	2,561,030
Otter Tail Corp.	13,394	859,225
PG&E Corp. (a)	528,845	8,408,636
Pinnacle West Capital Corp.	36,996	2,758,052
PNM Resources, Inc.	28,027	1,386,776
Portland General Electric Co.	29,594	1,408,083
PPL Corp.	242,629	7,181,818
Southern Co.	358,093	24,235,734
Xcel Energy, Inc.	180,234	12,394,692
		225,554,939
Gas Utilities - 0.1%
Atmos Energy Corp.	46,110	5,419,769
Chesapeake Utilities Corp.	5,958	751,185
National Fuel Gas Co.	29,770	1,728,446
New Jersey Resources Corp.	31,119	1,553,460
Northwest Natural Holding Co.	11,935	598,421
ONE Gas, Inc.	18,123	1,492,610
South Jersey Industries, Inc.	39,649	1,430,932
Southwest Gas Corp.	20,440	1,368,049
Spire, Inc.	17,017	1,228,968
UGI Corp.	68,118	2,713,140
		18,284,980
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	11,415	365,851
Class C	27,014	912,803
Ormat Technologies, Inc. (b)	16,087	1,488,852
Sunnova Energy International, Inc. (a)(b)	32,594	634,931
The AES Corp.	220,420	6,041,712
Vistra Corp.	123,058	2,837,717
		12,281,866
Multi-Utilities - 0.8%
Ameren Corp.	84,859	7,371,701
Avista Corp.	24,518	978,268
Black Hills Corp.	21,062	1,524,468
CenterPoint Energy, Inc.	207,261	6,242,701
CMS Energy Corp.	95,281	6,020,806
Consolidated Edison, Inc.	116,656	11,118,483
Dominion Energy, Inc.	274,309	17,457,025
DTE Energy Co.	63,801	7,424,522
NiSource, Inc.	133,539	3,705,707
NorthWestern Energy Corp.	18,872	1,071,930
Public Service Enterprise Group, Inc.	164,796	10,205,816
Sempra Energy	103,312	16,564,013
Unitil Corp.	4,843	252,659
WEC Energy Group, Inc.	103,854	9,761,237
		99,699,336
Water Utilities - 0.1%
American States Water Co.	12,403	1,167,991
American Water Works Co., Inc.	59,769	9,353,251
California Water Service Group	18,351	1,122,531
Essential Utilities, Inc.	78,184	3,653,538
Middlesex Water Co.	5,731	480,602
SJW Group	8,859	685,775
York Water Co.	4,303	195,571
		16,659,259
TOTAL UTILITIES		372,480,380
TOTAL COMMON STOCKS (Cost $11,422,899,591)		13,244,792,213

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $1,766,238)	1,800,000	1,766,207

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	53,785,890	53,796,647
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	160,871,926	160,888,013
TOTAL MONEY MARKET FUNDS (Cost $214,684,660)		214,684,660

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $11,639,350,489)	13,461,243,080
NET OTHER ASSETS (LIABILITIES) - (1.3)% (i)	(166,319,120)
NET ASSETS - 100.0%	13,294,923,960

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	43	Mar 2023	4,169,710	241,697	241,697
CME E-mini S&P 500 Index Contracts (United States)	214	Mar 2023	43,763,000	1,780,904	1,780,904
CME E-mini S&P MidCap 400 Index Contracts (United States)	8	Mar 2023	2,130,320	140,817	140,817

TOTAL FUTURES CONTRACTS					2,163,418
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,148,256 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,766,207.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $649,198 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	44,219,120	349,022,815	339,445,288	437,683	-	-	53,796,647	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	177,970,692	121,373,904	138,456,583	538,695	-	-	160,888,013	0.5%
Total	222,189,812	470,396,719	477,901,871	976,378	-	-	214,684,660

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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